As filed with the Securities and Exchange Commission on August 29, 2008

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21715

                  LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS
                  ---------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                  Lehman Brothers Institutional Liquidity Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                                  K&L Gates LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: March 31, 2009

Date of reporting period: June 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 s.s. 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


                                    FORM N-Q
                  LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS


                             MONEY MARKET PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                            JUNE 30, 2008 (UNAUDITED)


                                                                           VALUE

Investment in the Money Market Master Series of
  the Institutional Liquidity Trust (a master
  portfolio in a "master-feeder" structure)                        $   7,619,475

   Total Investments (100%)                                        $   7,619,475




                                 PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                            JUNE 30, 2008 (UNAUDITED)


                                                                           VALUE

Investment in the Prime Master Series of
  the Institutional Liquidity Trust (a master
  portfolio in a "master-feeder" structure)                    $   3,026,357,862

   Total Investments (100%)                                    $   3,026,357,862




                              GOVERNMENT PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                            JUNE 30, 2008 (UNAUDITED)

                                                                           VALUE

Investment in the Government Master Series of
  the Institutional Liquidity Trust (a master
  portfolio in a "master-feeder" structure)                    $   1,638,919,862

   Total Investments (100%)                                    $   1,638,919,862

                          GOVERNMENT RESERVES PORTFOLIO
                             SCHEDULE OF INVESTMENTS


                            JUNE 30, 2008 (UNAUDITED)


                                                                           VALUE

Investment in the Government Reserves Master Series of
  the Institutional Liquidity Trust (a master
  portfolio in a "master-feeder" structure)                      $   692,198,425

   Total Investments (100%)                                      $   692,198,425




                               TREASURY PORTFOLIO
                             SCHEDULE OF INVESTMENTS


                            JUNE 30, 2008 (UNAUDITED)


                                                                           VALUE

Investment in the Treasury Master Series of
  the Institutional Liquidity Trust (a master
  portfolio in a "master-feeder" structure)                    $   3,604,950,838

   Total Investments (100%)                                    $   3,604,950,838



                              TAX-EXEMPT PORTFOLIO
                             SCHEDULE OF INVESTMENTS


                            JUNE 30, 2008 (UNAUDITED)


                                                                           VALUE

Investment in the Tax-Exempt Master Series of
  the Institutional Liquidity Trust (a master
  portfolio in a "master-feeder" structure)                      $   771,576,394

   Total Investments (100%)                                      $   771,576,394

                               MUNICIPAL PORTFOLIO
                             SCHEDULE OF INVESTMENTS


                            JUNE 30, 2008 (UNAUDITED)

                                                                           VALUE

Investment in the Municipal Master Series of
  the Institutional Liquidity Trust (a master
  portfolio in a "master-feeder" structure)                       $   65,593,200

   Total Investments (100%)                                       $   65,593,200

                                                                                             June 30, 2008

SCHEDULE OF INVESTMENTS Money Market Master Series
--------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                                              VALUE(tt)
(000's omitted)                                                                           (000's omitted)
U.S. GOVERNMENT AGENCY SECURITIES (0.2%)
  $           5,000  Freddie Mac, Notes, 3.00%, due 9/16/08                            $         5,000

CERTIFICATES OF DEPOSIT (11.4%)
             50,000  Banco Bilbao Vizcaya Argentaria SA, Yankee CD, 4.09%, due 7/14/08          50,001
             25,000  Bank of Scotland PLC, Yankee CD, 2.75%, due 10/9/08                        25,000
             40,000  Calyon NY, Yankee CD, 2.73%, due 10/20/08                                  40,000
             75,000  Canadian Imperial Bank of Commerce, Yankee
                     CD, 3.75% & 4.12%, due 7/11/08 & 7/22/08                                   75,011
             50,000  Rabobank Nederland NY, Yankee CD, 2.48% &
                     2.50%, due 7/14/08 & 8/12/08                                               50,000
             10,000  Royal Bank of Canada, Yankee CD, 2.75%, due 9/23/08                        10,000
             30,000  Royal Bank of Scotland, Yankee CD, 2.74%, due 9/3/08                       30,000
             30,000  Toronto-Dominion Bank, Yankee CD, 2.59%, due 8/25/08                       30,000

                     TOTAL CERTIFICATES OF DEPOSIT                                             310,012

FLOATING RATE CERTIFICATES OF DEPOSIT (0.4%)(u)
             10,000  Credito Italiano NY, Floating Rate Yankee CD, 2.94%, due 7/25/08           10,000

COMMERCIAL PAPER (55.8%)

ASSET BACKED (35.1%)
             51,017  Amstel Funding Corp., 2.82% - 2.95%, due
                     7/8/08 - 7/21/08                                                           50,962(n)
             49,000  Amsterdam Funding Corp., 2.58% - 2.70%, due
                     7/1/08 - 7/21/08                                                           48,964(n)
             79,158  Atlantic Asset Securitization Corp., 2.73% -
                     2.80%, due 7/7/08 - 8/6/08                                                 79,059(n)
             50,875  Barton Capital Corp., 2.85% & 2.92%, due
                     7/1/08 & 7/18/08                                                           50,834(n)
             50,000  Cancara Asset Securitization Ltd., 2.55% -
                     2.95%, due 7/2/08 - 8/21/08                                                49,938(n)
             50,000  Charta LLC, 2.52%, due 7/30/08                                             49,899(n)
             50,000  Ciesco LLC, 2.55%, due 7/17/08                                             49,943(n)
             10,867  Edison Asset Securitization, LLC, 2.75%, due 9/5/08                        10,812(n)
             50,000  Fairway Finance Corp., 2.50%, due 7/7/08                                   49,979(n)
             25,000  Grampian Funding LLC, 2.65%, due 7/14/08                                   24,976(n)
             34,115  Jupiter Securitization Corp., 2.60%, due 7/24/08                           34,058(n)
             66,321  Old Line Funding LLC, 2.50% & 2.65%, due
                     7/1/08 & 7/25/08                                                           66,239(n)
             38,749  Regency Markets No.1 LLC, 2.80% & 2.82%, due
                     7/17/08 & 7/18/08                                                          38,699(n)
             49,010  Scaldis Capital LLC, 2.98% & 3.00%, due
                     7/7/08 & 7/28/08                                                           48,942(n)
             55,100  Sheffield Receivables Corp., 2.75% & 2.77%,
                     due 7/22/08 & 8/6/08                                                       54,983(n)
             25,000  Solitaire Funding LLC, 2.55%, due 7/7/08                                   24,990(n)
             65,000  Tempo Finance Ltd., 2.80% & 2.93%, due
                     7/9/08 & 7/23/08                                                           64,931(n)
             74,187  Thames Asset Securitization LLC, 2.74% -
                     2.75%, due 7/7/08 - 8/7/08                                                 74,067(n)
             29,207  Thunder Bay Funding, Inc., 2.53%, due 7/14/08                              29,180(n)
             50,000  Tulip Funding Corp., 2.73% & 2.80%, due
                     7/18/08 & 7/21/08                                                          49,929(n)
                                                                                       ---------------
                                                                                               951,384

BANKING (19.8%)
             10,000  Allied Irish Banks PLC, 2.52%, due 7/29/08                                  9,980(n)

                                                                                             June 30, 2008


SCHEDULE OF INVESTMENTS Money Market Master Series cont'd
---------------------------------------------------------
(UNAUDITED)



PRINCIPAL AMOUNT                                                                              VALUE(tt)
(000's omitted)                                                                           (000's omitted)
  $          40,000  Anglo Irish Bank Corp., 2.69% & 2.75%, due
                     8/5/08 & 8/8/08                                                   $        39,890(n)
             20,100  Australia & New Zealand Banking Group, Ltd., 2.53%, due 8/4/08             20,052(n)
             25,000  Bank of America NA, 2.84%, due 8/8/08                                      24,925
             25,000  Bank of Ireland, 2.67%, due 8/18/08                                        24,911(n)
             20,000  Calyon NY, 2.74%, due 9/3/08                                               19,903
             70,000  ING Funding LLC, 2.51% - 2.74%, due 7/16/08
                     - 9/8/08                                                                   69,790
             75,000  Lloyds Bank PLC, 2.49%, due 7/1/08                                         75,000(n)
             50,000  Nordea Bank NA, 2.67%, due 7/11/08                                         49,963
             50,000  Picaros Funding PLC, 2.54% & 2.87%, due
                     7/7/08 & 9/9/08                                                            49,850(n)
             27,600  Royal Bank of Scotland, 2.65%, due 8/6/08                                  27,527
             25,000  Societe Generale NA, 3.90%, due 8/11/08                                    24,889
             45,000  Svenska Handlesbanken Inc., 2.55% & 2.57%,
                     due 8/11/08 & 8/25/08                                                      44,849
             20,000  Unicredito Italiano PLC, 2.79%, due 10/16/08                               19,834(n)
             20,000  Variable Funding Capital Corp., 2.71%, due 7/14/08                         19,980(n)
             15,000  Westpac Banking Corp., 2.75%, due 10/16/08                                 14,877(n)
                                                                                       ---------------
                                                                                               536,220

FINANCIAL SERVICES (0.9%)
             25,000  American Express Credit Corp., 2.65%, due 8/19/08                          24,910

                     TOTAL COMMERCIAL PAPER                                                  1,512,514

FLOATING RATE CORPORATE DEBT SECURITIES (24.4%)(u)

ASSET BACKED (2.8%)
             14,900  LP Pinewood SPV LLC, Floating Rate Notes, 2.47%, due 7/3/08                14,900
             10,880  Schreiber Capital Co. LLC, Floating Rate Bonds, 2.58%, due 7/3/08          10,880
             20,000  Wachovia Bank NA, Senior Unsecured Floating Rate Bank Notes,
                     2.99%, due 7/25/08                                                         20,000
             30,000  Westpac Banking Corp., Floating Rate
                     Medium-Term Notes, 2.93% & 3.05%, due 7/1/08
                     & 8/6/08                                                                   29,998(n)
                                                                                       ---------------
                                                                                                75,778

BANKING (12.9%)
             25,000  Allied Irish Banks PLC, Floating Rate Medium-Term Notes, 2.48%,
                     due 7/21/08                                                                25,000(n)
             15,000  Australia & New Zealand Banking Group, Ltd., Floating Rate Bank
                     Notes, 2.89%, due 7/2/08                                                   15,000(n)
             20,000  Banco Espanol de Credito, Senior Unsubordinated Floating Rate
                     Notes, 2.73%, due 7/18/08                                                  20,000(n)
             25,000  Bank of Ireland, Unsecured Floating Rate Medium-Term Notes,
                     2.47%, due 7/21/08                                                         25,000(n)
             40,000  Fortis Bank NY, Floating Rate Notes, 2.79%, due 7/18/08                    40,000(n)
             15,000  HBOS Treasury Services PLC, Guaranteed Floating Rate Medium-Term
                     Bank Notes, 2.44%, due 7/7/08                                              15,000(n)
             15,000  HSBC Finance Corp., Floating Rate Notes, 2.54%, due 7/24/08                15,000
             15,000  HSBC Finance Corp., Senior Unsecured Floating Rate Notes, 2.91%,
                     due 9/15/08                                                                14,996
             45,000  La Caixa, Unsubordinated Floating Rate Notes, 2.92%, due 7/23/08           45,000(n)
             50,000  Royal Bank of Canada, Floating Rate Medium-Term Notes, 2.46%, due
                     7/1/08                                                                     50,000(n)
             24,000  Unicredito Italiano PLC, Guaranteed Floating Rate Medium-Term
                     Notes, 2.48%, due 7/9/08                                                   24,000(n)
             15,000  Unicredito Italiano PLC, Guaranteed Floating Rate Bank Notes,
                     2.50%, due 7/15/08                                                         15,000(n)
             45,000  Wells Fargo & Co., Senior Unsecured Floating Rate Notes, 2.55%,
                     due 7/15/08                                                                45,000(n)
                                                                                       ---------------
                                                                                               348,996

                                                                                             June 30, 2008


SCHEDULE OF INVESTMENTS Money Market Master Series cont'd
---------------------------------------------------------
(UNAUDITED)




PRINCIPAL AMOUNT                                                                              VALUE(tt)
(000's omitted)                                                                           (000's omitted)
CONGLOMERATE (1.9%)
  $          50,000  General Electric Capital Corp., Senior Unsecured Floating Rate
                     Medium-Term Notes, Ser. A, 2.68%, due 7/1/08                      $        50,002

FINANCIAL SERVICES (6.8%)
             10,000  American Express Bank FSB, Senior Unsecured Floating Rate Bank
                     Notes, 2.49%, due 7/18/08                                                  10,000
             35,000  American Honda Finance Corp., Floating Rate Medium-Term Notes,
                     2.78%, due 8/6/08                                                          35,000(n)
             25,000  Goldman Sachs Group, Inc., Senior Unsecured Floating Rate
                     Medium-Term Notes, 2.92%, due 7/25/08                                      25,000(n)
             35,000  Merrill Lynch & Co., Senior Unsecured Floating Rate Medium-Term
                     Notes, 2.64%, due 7/18/08                                                  35,000
             55,000  Morgan Stanley, Senior Unsecured Floating
                     Rate Notes, 2.16% & 2.61%, due 7/1/08 &
                     7/3/08                                                                     55,000
             25,000  Toyota Motor Credit Corp., Floating Rate Medium-Term Notes, Ser.
                     B, 2.05%, due 7/1/08                                                       25,000
                                                                                       ---------------
                                                                                               185,000

                     TOTAL FLOATING RATE CORPORATE DEBT SECURITIES                             659,776


FLOATING RATE ASSET-BACKED SECURITIES (0.2%)(u)
              5,629  Ford Credit Auto Owner Trust, Ser. 2008-A, Class A1, 4.02%, due
                     7/15/08                                                                     5,629(n)

REPURCHASE AGREEMENTS (7.4%)
             50,000  Bank of America Repurchase Agreement, 2.40%, due 7/1/08,
                     dated 6/30/08, Maturity Value $50,003,333, Collateralized
                     by $50,877,047, Fannie Mae, 6.00%, due 3/1/37 (Collateral
                     Value $ 51,000,001)                                                        50,000
            100,600  Goldman Sachs Repurchase Agreement, 2.40%,
                     due 7/1/08, dated 6/30/08, Maturity Value $
                     100,606,707, Collateralized by 96,832,400,
                     U.S. Treasury Note, 4.63%, due 11/15/16
                     (Collateral Value $102,612,060)                                           100,600
             50,000  Merrill Lynch Repurchase Agreement, 2.60%,
                     due 7/1/08, dated 6/30/08, Maturity Value $50,003,611,
                     Collateralized by $87,561,075, Fannie Mae, 4.14% - 6.07%,
                     due 2/1/34 -
                     12/1/37 (Collateral Value $ 51,001,389)                                    50,000

                     TOTAL REPURCHASE AGREEMENTS                                               200,600

                     TOTAL INVESTMENTS (99.8%)                                               2,703,531

                     Cash, receivables and other assets, less liabilities (0.2%)                 5,377

                     TOTAL NET ASSETS (100.0%)                                              $2,708,908

                                                                                             June 30, 2008

SCHEDULE OF INVESTMENTS Prime Master Series
-------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                                             VALUE(tt)
(000's omitted)                                                                          (000's omitted)
U.S. GOVERNMENT AGENCY SECURITIES (0.2%)
  $          17,500  Freddie Mac, Notes, 3.00%, due 9/16/08                            $        17,500

CERTIFICATES OF DEPOSIT (15.9%)
            225,000  Banco Santander SA, Yankee CD, 2.70% -
                     2.85%, due 8/5/08 - 9/18/08                                               225,010
             75,000  Bank of Scotland PLC, Yankee CD, 2.50% &
                     2.75%, due 7/28/08 & 10/9/08                                               75,000
             15,000  Calyon NY, Yankee CD, 2.60%, due 8/1/08                                    15,000
            200,000  Canadian Imperial Bank of Commerce, Yankee
                     CD, 3.05% & 4.12%, due 7/11/08 & 7/22/08                                  200,022
            150,000  Citibank, Yankee CD, 2.62% & 2.78%, due
                     8/13/08 & 9/10/08                                                         150,000
            175,000  Rabobank Nederland NY, Yankee CD, 2.48% -
                     2.54%, due 7/14/08 - 9/4/08                                               175,000
             50,000  Royal Bank of Canada, Yankee CD, 2.75%, due 9/23/08                        50,000
            170,000  Royal Bank of Scotland, Yankee CD, 2.53% -
                     2.74%, due 8/4/08 - 9/3/08                                                170,000
             20,000  Toronto-Dominion Bank, Yankee CD, 2.60%, due 8/25/08                       20,000
             25,000  Unicredito Italiano NY, Yankee CD, 3.00%, due 10/16/08                     25,043
            100,000  Wachovia Bank N.A., 2.65% & 2.78%, due
                     8/25/08 & 9/22/08                                                         100,000
            100,000  Westpac Banking Corp., Yankee CD, 2.83%, due 7/7/08                       100,000

                     TOTAL CERTIFICATES OF DEPOSIT                                           1,305,075

COMMERCIAL PAPER (63.6%)

ASSET BACKED (40.1%)
            182,454  Amstel Funding Corp., 2.65% - 2.80%, due
                     7/8/08 - 8/5/08                                                           182,188(n)
            216,000  Amsterdam Funding Corp., 2.58% - 2.70%, due
                     7/1/08 - 7/21/08                                                          215,893(n)
             75,000  Atlantic Asset Securitization Corp., 2.80%, due 7/7/08                     74,965(n)
            220,000  Barton Capital Corp., 2.80% & 2.92%, due
                     7/11/08 & 7/18/08                                                         219,786(n)
            180,550  Cancara Asset Securitization Ltd., 2.55% -
                     2.61%, due 7/7/08 - 8/21/08                                               180,279(n)
            125,000  Charta LLC, 2.52% & 2.57%, due 7/29/08 &
                     7/30/08                                                                   124,748(n)
            100,000  Ciesco LLC, 2.56%, due 7/28/08                                             99,808(n)
             50,000  Edison Asset Securitization, LLC, 2.75%, due 9/5/08                        49,748(n)
            200,000  Fairway Finance Corp., 2.60% - 2.68%, due
                     7/9/08 - 8/5/08                                                           199,658(n)
             15,000  Grampian Funding LLC, 2.65%, due 7/14/08                                   14,986(n)
             90,000  Jupiter Securitization Corp., 2.71%, due 7/29/08                           89,810(n)
             86,861  Kittyhawk Funding, 2.52%  , due 7/10/08 &
                     7/24/08                                                                    86,758(n)
            125,000  LMA Americas LLC, 2.80%, due 7/15/08                                      124,864(n)
            196,456  Old Line Funding LLC, 2.53% - 2.60%, due
                     7/2/08 - 7/22/08                                                          196,255(n)
            227,689  Regency Markets No. 1 LLC, 2.60% - 2.80%,
                     due 7/10/08 - 7/15/08                                                     227,500(n)
            175,000  Scaldis Capital LLC, 2.69% & 2.98%, due
                     7/21/08 & 7/28/08                                                         174,683(n)
            232,000  Sheffield Receivables Corp., 2.60% - 2.82%,
                     due 7/8/08 - 8/6/08                                                       231,621(n)
            180,500  Solitaire Funding LLC, 2.58% - 2.60%, due
                     7/9/08 - 7/15/08                                                          180,358(n)
            100,000  Tempo Finance Ltd., 2.65% - 2.93%, due
                     7/7/08 - 7/23/08                                                           99,924(n)

                                                                                             June 30, 2008

SCHEDULE OF INVESTMENTS Prime Master Series cont'd
--------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                                             VALUE(tt)
(000's omitted)                                                                          (000's omitted)
  $         215,463  Thames Asset Securitization LLC, 2.60% -
                     2.77%, due 7/1/08 - 7/15/08                                       $       215,354(n)
            100,000  Thunder Bay Funding LLC, 2.60%, due 7/22/08                                99,848(n)
            201,046  Tulip Funding Corp., 2.56% - 2.75%, due
                     7/7/08 - 7/18/08                                                          200,915(n)
                                                                                       ---------------
                                                                                             3,289,949

BANKING (15.0%)
            175,000  ABN Amro NA, 2.47%, due 7/10/08                                           174,892
            100,000  Bank of America NA, 2.50%, due 8/18/08                                     99,667
            100,000  Barclays U.S. Funding Corp., 2.94%, due 8/29/08                            99,519
             80,000  Calyon NY, 2.74%, due 9/3/08                                               79,611
            215,000  Dexia Bank, 2.60% - 2.74%, due 7/7/08 -
                     9/11/08                                                                   214,360
            200,000  ING Funding LLC, 2.51% - 2.74%, due 7/16/08
                     - 9/8/08                                                                  199,447
            165,000  Picaros Funding PLC, 2.57% - 2.87%, due
                     7/8/08 - 9/12/08                                                          164,329(n)
            150,000  Societe Generale NA, 3.90% & 3.93%, due
                     7/15/08 & 8/11/08                                                         149,485
             50,000  UBS Finance, Inc., 2.92%, due 8/27/08                                      49,769
                                                                                       ---------------
                                                                                             1,231,079

FINANCIAL SERVICES (1.8%)
            150,000  American Express Credit Corp., 2.44% &
                     2.65%, due 7/11/08 & 8/19/08                                              149,752

TIME DEPOSITS (6.7%)
            250,000  Manufacturers & Traders Trust, Grand Cayman, 2.50%, due 7/1/08            250,000
            250,000  PNC Bank Nassau, 2.06%, due 7/1/08                                        250,000
             50,000  RBS Citizens, 2.25%, due 7/1/08                                            50,000
                                                                                       ---------------
                                                                                               550,000

                     TOTAL COMMERCIAL PAPER                                                  5,220,780

FLOATING RATE CORPORATE DEBT SECURITIES (9.7%)U

BANKING (4.6%)
              5,100  Bank of America NA, Senior Floating Rate Bank Notes, 2.48%, due
                     7/25/08                                                                     5,100
             40,000  Bank of New York, Senior Unsecured Floating Rate Medium-Term
                     Notes, 2.46%, due 7/10/08                                                  40,000(n)
             91,900  HSBC Finance Corp., Senior Unsecured Floating Rate Notes, 2.91%,
                     due 9/15/08                                                                91,903
             40,000  Royal Bank of Canada, Floating Rate Medium-Term Notes, 2.46%, due
                     7/1/08                                                                     40,000(n)
             50,000  Wachovia Bank NA, Senior Unsecured Floating Rate Bank Notes,
                     2.99%, due 7/25/08                                                         50,000
              5,000  Wachovia Corp., Senior Unsecured Floating Rate Notes, 2.95%, due
                     7/30/08                                                                     5,000
             28,000  Wells Fargo & Co., Senior Unsecured Floating Rate Notes, 2.55%,
                     due 7/15/08                                                                28,000(n)
             80,000  Wells Fargo & Co., Senior Unsecured Floating Rate Medium-Term
                     Notes, 2.63%, due 7/18/08                                                  79,998
             35,000  Westpac Banking Corp., Floating Rate Notes, 2.44%, due 7/7/08              35,000(n)
                                                                                       ---------------
                                                                                               375,001

CONGLOMERATE (1.5%)
            125,000  General Electric Capital Corp., Senior Unsecured Floating Rate
                     Medium-Term Notes, 2.58%, due 7/1/08                                      124,972

FINANCIAL SERVICES (3.6%)
             25,000  Bear Stearns Co., Inc., Senior Unsecured Floating Rate
                     Medium-Term Notes, 2.61%, due 7/14/08                                      25,000
             15,000  Merrill Lynch & Co., Floating Rate Medium-Term Bonds, Ser. C,
                     2.71%, due 7/1/08                                                          15,000
             75,000  Merrill Lynch & Co., Senior Unsecured Floating Rate Medium-Term
                     Notes, 2.64%, due 7/18/08                                                  75,000

                                                                                             June 30, 2008

SCHEDULE OF INVESTMENTS Prime Master Series cont'd
--------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                                             VALUE(tt)
(000's omitted)                                                                          (000's omitted)
  $          40,000  Merrill Lynch & Co., Senior Unsecured Floating Rate Medium-Term
                     Notes, 2.64%, due 8/22/08                                           $      39,984
             15,000  Morgan Stanley, Senior Unsecured Floating Rate Notes, 2.61%, due
                     7/3/08                                                                     15,001
             75,000  Toyota Motor Credit Corp., Floating Rate Medium-Term Notes, Ser.
                     B, 2.05%, due 7/1/08                                                       75,000
             50,000  Toyota Motor Credit Corp., Unsecured Floating Rate Medium-Term
                     Notes, Ser. B, 2.55%, due 7/1/08                                           50,002
                                                                                       ---------------
                                                                                               294,987

                     TOTAL FLOATING RATE CORPORATE DEBT SECURITIES                             794,960

ASSET-BACKED SECURITIES (0.2%)
              1,399  BMW Vehicle Lease Trust, Ser. 2007-1 Class A1, 5.06%, due 7/16/08           1,399
             16,887  Ford Credit Auto Owner Trust, Ser. 2008-A, Class A1, 4.02%, due
                     7/15/08                                                                    16,887(n)

                     TOTAL ASSET-BACKED SECURITIES                                              18,286

REPURCHASE AGREEMENTS (10.3%)
            304,400  Bank of America  Repurchase  Agreement,  2.40%, due 7/1/08,
                     dated 6/30/08,  Maturity Value $304,420,293  Collateralized by $439,645,931, Freddie Mac, 5.00%, due 7/1/35 (Collateral
                     Value $310,488,000)                                                       304,400
            187,200  Goldman Sachs Repurchase Agreement, 2.40%,
                     due 7/1/08,  dated 6/30/08,  Maturity  Value  $187,212,480,
                     Collateralized by $112,020,000,  various Medium-Term Notes,
                     0.00% - 9.25%,  due  11/18/08 - 2/15/35,  and  $71,827,000,
                     U.S. Treasury Bonds, 4.50%, due 2/15/36
                     (Collateral Value $190,944,014)                                           187,200
             29,200  Merrill Lynch Repurchase Agreement, 1.45%,
                     due 7/1/08, dated 6/30/08, Maturity Value
                     $29,201,176, Collateralized by $30,080,000,
                     U.S. Treasury Bills, due 12/18/08 (Collateral
                     Value $29,785,518)                                                         29,200
            323,000  Merrill Lynch Repurchase Agreement, 2.60%,
                     due 7/1/08,  dated 6/30/08,  Maturity  Value  $323,023,328,
                     Collateralized   by   $683,276,033,   various   Fannie  Mae
                     securities,  3.82% - 7.16%, due 3/1/14 - 6/1/46 (Collateral
                     value $329,462,199)                                                       323,000

                     TOTAL REPURCHASE AGREEMENTS                                               843,800

                     TOTAL INVESTMENTS (99.9%)                                               8,200,401

                     Cash, receivables and other assets, less liabilities (0.1%)                10,488

                     TOTAL NET ASSETS (100.0%)                                              $8,210,889

                                                                                             JUNE 30, 2008

SCHEDULE OF INVESTMENTS Government Master Series
-------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                                              VALUE(tt)
(000's omitted)                                                                           (000's omitted)
U.S. GOVERNMENT AGENCY SECURITIES (65.8%)
  $          15,000  Fannie Mae, Bonds, 3.13%, due 3/16/09                              $       15,059
             11,402  Fannie Mae, Disc. Notes, 2.35% - 3.45%, due
                     7/23/08 - 1/30/09                                                          11,309
            100,000  Fannie Mae, Floating Rate Notes, 2.06% -
                     2.23%, due 7/1/08                                                          99,993(u)
             43,375  Fannie Mae, Notes, 3.25% - 5.00%, due
                     7/25/08 - 4/29/09                                                          43,357
              7,500  Federal Farm Credit Bank, Bonds, 3.60%, due
                     1/14/09                                                                     7,539
              9,959  Federal Farm Credit Bank, Disc. Notes, 2.03%
                     - 2.10%, due 9/18/08 - 11/13/08                                             9,896
             98,400  Federal Farm Credit Bank, Floating Rate
                     Bonds, 2.04% - 2.35%, due 7/1/08 - 7/29/08                                 98,389(u)
            124,345  Federal Home Loan Bank, Bonds, 2.19% -
                     5.00%, due 8/22/08 - 5/14/09                                              124,467
            284,808  Federal Home Loan Bank, Disc. Notes, 2.03% -
                     4.96%, due 7/1/08 - 4/27/09                                               284,080
            588,500  Federal Home Loan Bank, Floating Rate Bonds,
                     2.03% - 2.72%, due 7/1/08 - 9/24/08                                       588,478(u)
             25,000  Federal Home Loan Bank, Senior Notes, 5.80%,
                     due 9/2/08                                                                 25,135
             18,236  Freddie Mac, Disc. Notes, 2.12% - 4.38%, due
                     9/15/08 - 2/2/09                                                           17,999
             20,000  Freddie Mac, Floating Rate Bonds, 2.65%, due
                     9/22/08                                                                    19,999(u)
             31,800  Freddie Mac, Notes, 2.63% & 3.00%, due
                     6/12/09 & 7/10/09                                                          31,800

                     TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                 1,377,500

REPURCHASE AGREEMENTS (34.0%)
             50,000  Bank of America Repurchase Agreement, 2.40%, due 7/1/08,
                     dated 6/30/08, Maturity Value $50,003,333, Collateralized
                     by $50,877,047, Fannie Mae, 6.00%, due 3/1/37 (Collateral
                     Value $51,000,001)                                                         50,000
            150,000  Barclays Capital Repurchase Agreement, 2.70%,
                     due 7/1/08, dated 6/30/08, Maturity Value $150,011,250,
                     Collateralized by $154,381,473, Fannie Mae, 4.87% - 6.31%,
                     due 8/1/37 -
                     4/1/40 (Collateral Value $153,000,000)                                    150,000
            400,000  Fortis Financial Repurchase Agreement, 2.50%,
                     due 7/1/08, dated 6/30/08, Maturity Value $400,027,778,
                     Collateralized by $56,283,000, Freddie Mac, 4.35% - 5.40%,
                     due 9/16/08 - 2/2/12 and $31,980,000, Federal Farm Credit
                     Bank, 4.88%, due 1/17/17 and $185,285,000, Fannie Mae,
                     0.00% - 5.38%, due 10/31/08 - 4/11/22 and $129,120,000,
                     Federal Home Loan Bank, 3.63% - 5.33%, due 7/2/08 - 5/29/13
                     (Collateral Value $408,000,812)                                           400,000
            112,200  Goldman Sachs Repurchase Agreement, 2.40%,
                     due 7/1/08, dated 6/30/08, Maturity Value
                     $112,207,480, Collateralized by $107,998,000,
                     U.S. Treasury Note, 4.63%, due 11/15/16
                     (Collateral Value $114,444,104)                                           112,200

                     TOTAL REPURCHASE AGREEMENTS                                               712,200

                     TOTAL INVESTMENTS (99.8%)                                               2,089,700

                     Cash, receivables and other assets, less liabilities (0.2%)                 4,836

                     TOTAL NET ASSETS (100.0%)                                              $2,094,536

                                                                                   JUNE 30, 2008


SCHEDULE OF INVESTMENTS Government Reserves Master Series
---------------------------------------------------------
(UNAUDITED)




PRINCIPAL AMOUNT                                                                          VALUE(tt)
(000's omitted)                                                                        (000's omitted)
U.S. GOVERNMENT AGENCY SECURITIES (99.8%)
  $           2,500  Federal Farm Credit Bank, Bonds, 3.60%, due 1/14/09               $         2,513
            112,867  Federal Farm Credit Bank, Disc. Notes, 2.03%
                     - 2.70%, due 7/7/08 - 3/2/09                                              112,605
             42,500  Federal Farm Credit Bank, Floating Rate
                     Bonds, 2.04% - 2.29%, due 7/1/08 - 7/26/08                                 42,498(u)
             25,610  Federal Home Loan Bank, Bonds, 2.19% -
                     5.25%, due 8/22/08 - 5/14/09                                               25,631
            307,039  Federal Home Loan Bank, Disc. Notes, 2.03% -
                     4.96%, due 7/1/08 - 5/1/09                                                306,617
            196,250  Federal Home Loan Bank, Floating Rate Bonds,
                     2.03% - 2.75%, due 7/1/08 - 8/18/09                                       196,262(u)
              5,000  Tennessee Valley Au., Bonds, Ser. G, 5.38%, due 11/13/08                    5,021

                     TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                   691,147

                     TOTAL INVESTMENTS (99.8%)                                                 691,147

                     Cash, receivables and other assets, less liabilities (0.2%)                 1,052

                     TOTAL NET ASSETS (100.0%)                                                $692,199

                                                                                            JUNE 30, 2008


SCHEDULE OF INVESTMENTS Treasury Master Series
----------------------------------------------
(UNAUDITED)




PRINCIPAL AMOUNT                                                                             VALUE(tt)
(000's omitted)                                                                          (000's omitted)
U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT (6.9%)
  $         150,000  U.S. Treasury Bill, 0.31%, due 7/3/08                             $       149,998
             25,000  U.S. Treasury Bill, 1.81%, due 9/18/08                                     24,900
             25,000  U.S. Treasury Bill, 1.85%, due 9/18/08                                     24,899
             25,000  U.S. Treasury Bill, 1.73%, due 11/6/08                                     24,846
             25,000  U.S. Treasury Bill, 2.52%, due 6/4/09                                      24,409

                     TOTAL U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND CREDIT OF
                     THE U.S. GOVERNMENT                                                       249,051

REPURCHASE AGREEMENTS (93.1%)
            400,000  Bank of America Repurchase Agreement, 1.60%,
                     due 7/1/08, dated 6/30/08, Maturity Value
                     $400,017,778, Collateralized by $340,495,000,
                     U.S. Treasury Notes, 4.88%, due 6/30/12, &
                     $36,129,800 U.S. Treasury Bonds, 7.50% &
                     8.88%, due 11/15/16 & 2/15/19 (Collateral
                     Value $408,000,009)                                                       400,000
            175,000  Barclays Capital Repurchase Agreement, 1.80%,
                     due 7/1/08, dated 6/30/08, Maturity Value
                     $175,008,750, Collateralized by $180,133,300,
                     U.S. Treasury Bills, due 12/4/08 (Collateral
                     Value $178,500,031)                                                       175,000
            900,000  Fortis Financial Repurchase Agreement, 1.75%,
                     due 7/1/08, dated 6/30/08, Maturity Value $900,043,750,
                     Collateralized by $876,650,000, U.S. Treasury Strips, due
                     2/15/15 - 2/15/38, $417,542,000, U.S. Treasury Notes, 2.00%
                     - 5.75%, due 5/31/09 - 5/15/17, and $64,013,000 U.S.
                     Treasury Bonds, 5.25% & 7.63%, due 11/15/22 & 11/15/28
                     (Collateral Value
                     $918,000,026)                                                             900,000
            850,000  Goldman Sachs Repurchase Agreement, 1.25%,
                     due 7/1/08, dated 6/30/08, Maturity Value
                     $850,029,514, Collateralized by $144,866,600,
                     U.S. Treasury Bills, due 7/10/08 - 11/20/08
                     and $700,912,100, U.S. Treasury Notes, 2.00%
                     - 4.88%, due 10/31/09 - 5/31/13 (Collateral
                     Value $867,000,087)                                                       850,000
            830,800  Merrill Lynch Repurchase Agreement, 1.45%,
                     due 7/1/08, dated 6/30/08, Maturity Value
                     $830,800,904, Collateralized by $564,799,000,
                     U.S. Treasury Notes, 4.50% & 6.50%, due
                     2/15/10 & 3/31/12 and $215,430,000 U.S.
                     Treasury Bonds, 5.50%, due 8/15/28
                     (Collateral Value $847,416,915)                                           830,800
            200,000  Morgan Stanley Repurchase Agreement, 1.70%,
                     due 7/1/08, dated 6/30/08, Maturity Value
                     $200,009,444, Collateralized by $603,417,000,
                     U.S. Treasury Strips, due 2/15/28 - 2/15/38
                     (Collateral Value $204,000,338)                                           200,000

                     TOTAL REPURCHASE AGREEMENTS                                             3,355,800

                     TOTAL INVESTMENTS (100.0%)                                              3,604,851

                     Cash, receivables and other assets, less liabilities (0.0%)                   101

                     TOTAL NET ASSETS (100.0%)                                              $3,604,952

                                                                      JUNE 30, 2008


SCHEDULE OF INVESTMENTS Tax-Exempt Master Series
------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                         VALUE(tt)
(000's omitted)            SECURITY (@@)                             (000's omitted)
ALABAMA (0.7%)
  $   4,245  Alabama St. Pub. Sch. & College Au., Ser. 2008-11310,
             (LOC: Citibank, N.A.), 1.57%, due 7/3/08                 $    4,245(u)
      4,580  Birmingham Med. Ctr. East Spec. Care Fac. Fin. Au.
             Rev. (Floaters), Ser. 2004-016, (MBIA Insured),
             1.54%, due 7/3/08                                             4,580(u)(y)
      1,600  Gulf Shores Med. Clinic Board Rev. (Colonial Pinnacle
             MOB Proj.), Ser. 2007, (LOC: Regions Bank), 1.65%,
             due 7/3/08                                                    1,600(u)(B)
      7,500  Huntsville-Randolph Sch. Ed. Bldg. Au. Lease Rev.
             (Randolph Sch. Proj.), Ser. 2008, (LOC: Compass
             Bank), 1.65%, due 7/3/08                                      7,500(u)
      1,145  Lee Co. Ind. Dev. Au. Rev. (Lifesouth Comm. Blood
             Ctr.), Ser. 2001, (LOC: SunTrust Bank), 1.58%, due
             7/2/08                                                        1,145(u)(B)
                                                                      ----------
                                                                          19,070

ARIZONA (1.4%)
      5,800  Arizona St. Trans. Board Hwy. Rev., Ser. 2008-8097,
             (LOC: Citigroup Global Markets), 1.55%, due 7/3/08            5,800(u)
     10,300  Phoenix Ind. Dev. Au. Multi-Family Hsg. Rev. (Rancho
             Ladera Proj.), Ser. 2005, (LOC: Natixis, NY), 1.61%,
             due 7/3/08                                                   10,300(u)(B)
      6,705  Phoenix Ind. Dev. Au. Std. Hsg. Rev. (Floaters), Ser.
             2007-2079, (AMBAC Insured), 1.61%, due 7/3/08                 6,705(u)(x)
      3,465  Pima Co. Ind. Dev. Au. Lease Rev. (Putters), Ser.
             2008-2835, (LOC: JP Morgan Chase), 1.60%, due 7/3/08          3,465(u)
     10,000  Scottsdale Ind. Dev. Au. Hosp. Rev., Ser. 2006-578CE,
             (LOC: Citigroup Global Markets), 1.59%, due 7/3/08           10,000(u)(OO)
                                                                      ----------
                                                                          36,270

ARKANSAS (0.2%)
      6,285  North Little Rock Residential Hsg. Fac. Board
             Multi-Family Rev. (Floaters), Ser. 2004-PA1254, (LOC:
             Government National Mortgage Association), 1.56%, due
             7/3/08                                                        6,285(u)(r)

CALIFORNIA (6.6%)
      2,200  Arvin Unified Sch. Dist. Cert. Participation (Sch.
             Fac. Bridge Funding Prog.), Ser. 2006, (FSA Insured),
             1.60%, due 7/3/08                                             2,200(u)(l)
      7,180  Austin Trust St. Cert., Ser. 2008-3016X, (FSA
             Insured), 1.56%, due 7/3/08                                   7,180(u)(c)
      6,000  Austin Trust St. Cert., Ser. 2008-3020X, (FSA
             Insured), 1.56%, due 7/3/08                                   6,000(u)(c)
      5,665  Austin Trust St. Cert., Ser. 2008-3011X, (LOC: Bank
             of America), 1.56%, due 7/3/08                                5,665(u)
      6,665  Austin Trust St. Cert., Ser. 2008-3012X, (LOC: Bank
             of America), 1.56%, due 7/3/08                                6,665(u)
      8,665  Austin Trust St. Cert., Ser. 2008-3013X, (LOC: Bank
             of America), 1.56%, due 7/3/08                                8,665(u)
      8,065  Austin Trust St. Cert., Ser. 2008-3014X, (FSA
             Insured), 1.56%, due 7/3/08                                   8,065(u)(c)
      6,500  Austin Trust St. Cert., Ser. 2008-3019X, (FSA
             Insured), 1.56%, due 7/3/08                                   6,500(u)(c)
      4,200  Austin Trust St. Cert., Ser. 2007-315, (LOC: State
             Street Bank & Trust Co.), 1.62%, due 7/3/08                   4,200(u)(c)
      6,280  BB&T Muni. Trust Var. St. (Floaters), Ser. 2008-28,
             (LOC: Branch Banking & Trust Co.), 1.52%, due 7/3/08          6,280(u)
     10,085  BB&T Muni. Trust Var. St. (Floaters), Ser. 2007-2048,
             (LOC: Branch Banking & Trust Co.), 1.53%, due 7/3/08         10,085(u)
      2,240  Buckeye Unified Sch. Dist. (Floaters), Ser.
             2008-2382, (FSA Insured), 1.62%, due 7/3/08                   2,240(u)(s)
     17,230  California St. Dept. Wtr. Res. Pwr. Supply Rev.
             (Putters), Ser. 2007-1784B, (LOC: JP Morgan Chase),
             1.80%, due 7/3/08                                            17,230(u)
      4,425  California St. G.O. (Floaters), Ser. 2005-2831,
             (AMBAC Insured), 1.53%, due 7/3/08                            4,425(u)(l)

                                                                      JUNE 30, 2008


SCHEDULE OF INVESTMENTS Tax-Exempt Master Series cont'd
-------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                         VALUE(tt)
(000's omitted)            SECURITY (@@)                             (000's omitted)
  $   1,965  California Statewide CDA Rev. (Floaters), Ser.
             2007-2089, (LOC: Wells Fargo Bank & Trust Co.),
             1.61%, due 7/3/08                                        $    1,965(u)
      2,735  Deutsche Bank Spears/Lifers Trust Var. St. (Alamo),
             Ser. 2008-539, (MBIA Insured), 1.58%, due 7/3/08              2,735(u)(k)
      1,910  Deutsche Bank Spears/Lifers Trust Var. St. (Azusa),
             Ser. 2008-561, (FSA Insured), 1.55%, due 7/3/08               1,910(u)(k)
      5,425  Deutsche Bank Spears/Lifers Trust Var. St. (CA Zero),
             Ser. 2008-477, (FSA Insured), 1.62%, due 7/3/08               5,425(u)(k)
      1,720  Deutsche Bank Spears/Lifers Trust Var. St. (Chino
             Basin Reg.), Ser. 2008-500, (AMBAC Insured), 1.58%,
             due 7/3/08                                                    1,720(u)(k)
      1,020  Deutsche Bank Spears/Lifers Trust Var. St. (Elk
             Grove), Ser. 2008-575, (AMBAC Insured), 1.55%, due
             7/3/08                                                        1,020(u)(k)
      1,455  Eclipse Funding Trust (Solar Eclipse-Los Angeles Co.
             Sanitation Dist.), Ser. 2006-0055, (FGIC Insured),
             1.58%, due 7/3/08                                             1,455(u)(uu)
      4,355  Hacienda La Puente Unified Sch. Dist. (Floaters),
             Ser. 2005-2877, (FGIC Insured), 1.53%, due 7/3/08             4,355(u)(l)
        955  JP Morgan Chase & Co. (Putters), Ser. 2007-2382P,
             (LOC: JP Morgan Chase), 1.80%, due 7/3/08                       955(u)
      2,280  Northern California Gas Au. Number 1 Gas Proj. Rev.
             (Floaters), Ser. 2007-55, (LOC: Goldman Sachs),
             1.82%, due 7/3/08                                             2,280(u)
      2,395  Puttable Floating Option Tax Exempt Receipts
             (Floaters) (Sacramento Co. Sanitation Dist.), Ser.
             2007-3934, (FGIC Insured), 1.53%, due 7/3/08                  2,395(u)(l)
      5,395  RBC Muni. Prods. Inc. Trust Var. St., Ser. 2008-E5,
             (LOC: Royal Bank of Canada), 1.55%, due 7/3/08                5,395(u)
      3,135  Riverside Unified Sch. Dist., Ser. 2008-9224 (LOC:
             Citigroup Global Markets), 1.53%, due 7/3/08                  3,135(u)
      8,035  Sacramento Co. Wtr. Fin. Au. Rev. (Floaters), Ser.
             2003-1176, (AMBAC Insured), 1.53%, due 7/3/08                 8,035(u)(r)
      2,304  San Francisco City & Co. Multi-Family Hsg. Rev.
             (Floaters), Ser. 2007-124G, (LOC: Goldman Sachs),
             1.55%, due 7/3/08                                             2,304(u)
     13,075  San Francisco City. & Co. Cert. Participation
             (Floaters), Ser. 2007-1883, (FGIC Insured), 1.61%,
             due 7/3/08                                                   13,075(u)(x)
      4,930  Southern California Pub. Pwr. Au. Pwr. Proj. Rev.
             (Floaters), Ser. 2003-1172, (AMBAC Insured), 1.53%,
             due 7/3/08                                                    4,930(u)(r)
      1,800  Union City Multi-Family Rev. (Floaters), Ser.
             2007-122G, (LOC: Goldman Sachs), 1.55%, due 7/3/08            1,800(u)
     16,935  Wells Fargo Stage Trust Var. St. (Floater), Ser.
             2008-29C, (FSA Insured), 1.55%, due 7/3/08                   16,935(u)(x)
                                                                      ----------
                                                                         177,224

COLORADO (2.6%)
      8,930  Arkansas River Pwr. Au. Pwr. Rev. (Floaters), Ser.
             2006-3575, (XLCA Insured), 1.56%, due 7/3/08                  8,930(u)(l)
      9,730  Arkansas River Pwr. Au. Pwr. Rev. (Floaters), Ser.
             2006-3550, (XLCA Insured), 1.56%, due 7/3/08                  9,730(u)(l)
      1,500  Central Platte Valley Metro. Dist., Ser. 2006, (LOC:
             BNP Paribas), 3.50%, due 12/1/36 Putable 12/1/08              1,500(u)
      6,625  Colorado Ed. & Cultural Fac. Au. Rev. (Colorado
             Christian Univ. Proj.), Ser. 2004, (LOC: Evangelical
             Christian Credit Union), 1.75%, due 7/3/08                    6,625(u)(B)(w)
      3,625  Colorado Ed. & Cultural Fac. Au. Rev. (Emmanuel Sch.
             Religion Proj.), Ser. 2006, (LOC: AmSouth Bank),
             1.71%, due 7/3/08                                             3,625(u)(B)
      2,950  Colorado Hlth. Fac. Au. Rev. (Volunteers), Ser.
             1998-A, 5.88%, due 7/1/28 Pre-Refunded 7/1/08                 3,045(B)
      5,350  Commerce City Northern Infrastructure Gen. Imp. Dist.
             G.O., Ser. 2006, (LOC: U.S. Bank), 1.55%, due 7/3/08          5,350(u)
      1,700  Deutsche Bank Spears/Lifers Trust Var. St. (Denver
             City), Ser. 2008-535, (AMBAC Insured), 1.58%, due
             7/3/08                                                        1,700(u)(k)
      4,860  Northern Colorado Wtr. Conservancy Dist. Cert.
             Participation (Floaters), Ser. 2002-1395, (MBIA
             Insured), 2.53%, due 7/3/08                                   4,860(u)(r)

                                                                      JUNE 30, 2008


SCHEDULE OF INVESTMENTS Tax-Exempt Master Series cont'd
-------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                         VALUE(tt)
(000's omitted)            SECURITY (@@)                             (000's omitted)
  $  19,835  Reg. Trans. Dist. Sales Tax Rev. (Floaters), Ser.
             2002-679, (AMBAC Insured), 1.60%, due 7/3/08             $   19,835(u)(s)
      5,615  Solaris Metro. Dist. Number 1 Prop. Tax Rev., Ser.
             2008, (LOC: KeyBank), 1.60%, due 7/2/08                       5,615(u)
                                                                      ----------
                                                                          70,815

CONNECTICUT (0.2%)
     5,805   Connecticut Dev. Au. Arpt. Hotel Rev. (Bradley Arpt. Hotel
             Proj.), Ser. 2006, (LOC: TD Banknorth N.A.), 1.58%,
             due 7/3/08                                                    5,805(u)(B)

DELAWARE (1.6%)
     29,260  BB&T Muni. Trust Var. St. (Floaters), Ser. 2008-1007,
             (LOC: Branch Banking & Trust Co.), 1.67%, due 7/3/08         29,260(u)
     12,585  New Castle Co. Std. Hsg. Rev. (University Courtyard
             Apts.), Ser. 2005, (LOC: Bank of New York), 1.64%,
             due 7/3/08                                                   12,585(u)(B)
                                                                      ----------
                                                                          41,845

DISTRICT OF COLUMBIA (0.7%)
      2,235  District of Columbia Rev. (Maret Sch., Inc.), Ser.
             2003, (LOC: SunTrust Bank), 1.53%, due 7/2/08                 2,235(u)(B)
      3,400  District of Columbia Univ. Rev. (American Univ.),
             Ser. 2008, (LOC: Bank of America), 1.55%, due 7/3/08          3,400(u)
      1,435  District of Columbia Wtr. & Swr. Au. Pub. Utils. Rev.
             (Floaters), Ser. 2006-3494, (FSA Insured), 1.56%, due
             7/3/08                                                        1,435(u)(l)
      6,120  District of Columbia Wtr. & Swr. Au. Pub. Utils. Rev.
             (Putters), Ser. 2008-2838, (FSA Insured), 1.63%, due
             7/3/08                                                        6,120(u)(oo)
      5,395  Washington Convention Ctr. Au. Dedicated Tax Rev.
             (Floaters), Ser. 2001-539, (AMBAC Insured), 1.60%,
             due 7/3/08                                                    5,395(u)(s)
                                                                      ----------
                                                                          18,585

FLORIDA (7.4%)
      2,400  Alachua Co. Hlth. Fac. Au. Continuing Care Rev. (Oak
             Hammock Univ. Proj.), Ser. 2002-A, (LOC: BNP
             Paribas), 2.40%, due 7/1/08                                   2,400(u)(B)
      7,330  Austin Trust Var. St. Cert., Ser. 2008-3015X, (LOC:
             Bank of America), 1.60%, due 7/3/08                           7,330(u)
      1,525  BB&T Muni. Trust Var. St. (Floaters), Ser. 2008-1010,
             (LOC: Branch Banking & Trust Co.), 1.63%, due 7/3/08          1,525(u)
     14,000  BB&T Muni. Trust Var. St. (Floaters), Ser. 2008-1017,
             (LOC: Branch Banking & Trust Co.), 1.63%, due 7/3/08         14,000(u)
      7,700  Deutsche Bank Spears/Lifers Trust Var. St. (Manatee
             Co.), Ser. 2007-243, (MBIA Insured), 1.56%, due
             7/3/08                                                        7,700(u)(k)
      2,240  Deutsche Bank Spears/Lifers Trust Var. St.
             (Miami-Dade Co.), Ser. 2008-538, (AMBAC Insured),
             1.58%, due 7/3/08                                             2,240(u)(k)
      1,720  Deutsche Bank Spears/Lifers Trust Var. St. (Orange
             Co.), Ser. 2008-553, (FGIC Insured), 1.58%, due
             7/3/08                                                        1,720(u)(k)
      2,155  Deutsche Bank Spears/Lifers Trust Var. St. (Palm
             Coast), Ser. 2008-579, (MBIA Insured), 1.58%, due
             7/3/08                                                        2,155(u)(k)
      1,495  Deutsche Bank Spears/Lifers Trust Var. St. (Sunrise
             Utils.), Ser. 2008-518, (AMBAC Insured), 1.58%, due
             7/3/08                                                        1,495(u)(k)
      2,665  Eclipse Funding Trust (Solar Eclipse-Miami-Dade Co.
             Sch. Board), Ser. 2007-0041, (FGIC Insured), 1.58%,
             due 7/3/08                                                    2,665(u)(uu)
      2,950  Eclipse Funding Trust (Solar Eclipse-Palm Bay Sales),
             Ser. 2006-0136, (FSA Insured), 1.55%, due 7/3/08              2,950(u)(uu)
      8,960  Eclipse Funding Trust (Solar Eclipse-Winter Haven
             Utils. Sys.), Ser. 2006-0054, (MBIA Insured), 1.57%,
             due 7/3/08                                                    8,960(n)(u)(uu)(OO)
      2,690  Florida St. Board of Ed. Muni. Sec. Trust Receipts,
             Ser. 2003-SGA138, (MBIA Insured), 1.80%, due 7/2/08           2,690(u)(t)
      4,400  Lee Co. Hosp. Board of Directors Hosp. Rev. (Mem.
             Hlth. Sys.), Ser. 1997-B, (LOC: SunTrust Bank),
             2.35%, due 7/1/08                                             4,400(u)(B)

                                                                      JUNE 30, 2008


SCHEDULE OF INVESTMENTS Tax-Exempt Master Series cont'd
-------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                         VALUE(tt)
(000's omitted)            SECURITY (@@)                             (000's omitted)
  $   8,000  Leesburg Hosp. Rev. (The Villages Reg. Hosp. Proj.),
             Ser. 2006, (LOC: Scotiabank), 1.60%, due 7/3/08          $    8,000(u)(B)
     19,600  Martin Co. PCR (Florida Pwr. & Lt. Co. Proj.), Ser.
             2000, 2.33%, due 7/1/08                                      19,600(u)(B)
      6,490  Miami-Dade Co.  Wtr. & Swr. Rev. (Floaters), Ser.
             2008-2319, (FSA Insured), 1.65%, due 7/3/08                   6,490(u)(s)
      4,000  Miami-Dade Co. Sch. Board Cert. Participation, Ser.
             2008-11485, (LOC: Citibank, N.A.), 1.58%, due 7/3/08          4,000(u)
      7,900  Miami-Dade Co. Sch. Board Cert. Participation, Ser.
             2007-12042, (FSA Insured), 1.62%, due 7/3/08                  7,900(u)(i)
      5,500  Orange Co. Hlth. Facs. Au. Rev., Ser. 2008-E, (LOC:
             SunTrust Bank), 1.53%, due 7/2/08                             5,500(u)(B)
      8,970  Orlando Utils. Commission Wtr. & Elec. Rev.
             (Floaters), Ser. 2006-3791, (LOC: Dexia Credit Locale
             de France), 1.56%, due 7/3/08                                 8,970(u)
     55,015  Pasco Co. Sch. Board Cert. Participation, Ser.
             2008-A, (LOC: Wachovia Bank & Trust Co.), 1.47%, due
             7/3/08                                                       55,015(u)
     12,700  RBC Muni. Prods. Inc. Trust Var. St. (Floater), Ser.
             2008-E6, (LOC: Royal Bank of Canada), 1.60%, due
             7/3/08                                                       12,700(u)
      8,760  Sarasota Co. Continuing Care Retirement Comm. Rev.
             (Glenridge Palmer Proj.), Ser. 2006, (LOC: Bank of
             Scotland), 2.40%, due 7/1/08                                  8,760(u)(B)
        250  Sarasota Co. Pub. Hosp. Dist. Rev. (Sarasota Mem.
             Hosp. Proj.), Ser. 2007-A, (MBIA Insured), 9.00%, due
             7/1/08                                                          250(u)(v)
                                                                      ----------
                                                                         199,415

GEORGIA (1.1%)
      3,135  De Kalb Co. Wtr. & Swr. Rev., Ser. 2006-567, (LOC:
             Citibank, N.A.), 1.55%, due 7/3/08                            3,135(u)
      6,750  Gwinnett Co. Hosp. Au. Rev. Anticipation Certs.
             (Gwinnett Hosp. Sys. Proj.), Ser. 2008-A, (LOC:
             SunTrust Bank), 1.50%, due 7/2/08                             6,750(u)(B)
        125  Gwinnett Co. Hosp. Au. Rev. Anticipation Certs.
             (Gwinnett Hosp. Sys. Proj.), Ser. 2008-B, (LOC:
             SunTrust Bank), 1.50%, due 7/2/08                               125(u)(B)
      2,500  Marietta Hsg. Au. Multi-Family Rev. (Franklin Walk
             Apts. Proj.), Ser. 1990, (LOC: Freddie Mac), 1.56%,
             due 7/3/08                                                    2,500(u)(B)
      4,700  Muni. Elec. Au. Spec. Oblig., Ser. 1994-SGA1, (MBIA
             Insured), 2.55%, due 7/2/08                                   4,700(u)(t)
     11,480  Richmond Co. Dev. Au. Rev., Ser. 2007-10025Z, (LOC:
             Citigroup Global Markets), 1.56%, due 7/3/08                 11,480(u)
                                                                      ----------
                                                                          28,690

HAWAII (0.3%)
      4,950  Hawaii St. G.O., Ser. 2008-0002A, (LOC: Citigroup
             Global Markets), 1.55%, due 7/3/08                            4,950(u)
      3,500  Hawaii St G.O. (Putters), Ser. 2008-2867, (LOC: JP
             Morgan Chase), 1.60%, due 7/3/08                              3,500(u)
                                                                      ----------
                                                                           8,450

ILLINOIS (8.2%)
     11,000  Chicago Board Ed. G.O. (Merlots), Ser. 2008-D166,
             (LOC: Wachovia Bank & Trust Co.), 1.61%, due 7/2/08          11,000(u)
      8,025  Chicago Board Ed. G.O. (Floaters), Ser. 2006-3620,
             (AMBAC Insured), 1.55%, due 7/3/08                            8,025(u)(l)
     15,520  Chicago O'Hare Int'l Arpt. Rev. (Floaters), Ser.
             2006-1284, (FGIC Insured), 1.75%, due 7/3/08                 15,520(u)(s)
      6,640  Deutsche Bank Spears/Lifers Trust Var. St., Ser.
             2007-346, (FGIC Insured), 1.55%, due 7/3/08                   6,640(u)(k)
     14,720  Deutsche Bank Spears/Lifers Trust Var. St. (Chicago
             Illinois Board), Ser. 2007-316, (FGIC Insured),
             1.55%, due 7/3/08                                            14,720(u)(k)
      2,285  Deutsche Bank Spears/Lifers Trust Var. St. (Chicago
             O' Hare), Ser. 2008-534, (AMBAC Insured), 1.58%, due
             7/3/08                                                        2,285(u)(k)
     13,830  Deutsche Bank Spears/Lifers Trust Var. St. (Chicago
             O' Hare), Ser. 2008-502, (FSA Insured), 1.58%, due
             7/3/08                                                       13,830(u)(k)

                                                                      JUNE 30, 2008


SCHEDULE OF INVESTMENTS Tax-Exempt Master Series cont'd
-------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                         VALUE(tt)
(000's omitted)            SECURITY (@@)                             (000's omitted)
  $   1,625  Deutsche Bank Spears/Lifers Trust Var. St. (De Witt
             Ford Etc.), Ser. 2008-555, (FSA Insured), 1.58%, due
             7/3/08                                                   $    1,625(u)(k)
      3,370  Deutsche Bank Spears/Lifers Trust Var. St. (Northern
             Illinois Muni.), Ser. 2008-517, (MBIA Insured),
             1.58%, due 7/3/08                                             3,370(u)(k)
      5,780  Dexia Credit Locale Trust St. Cert., Ser. 2008-058,
             (LOC: Dexia Credit Locale de France), 1.60%, due
             7/3/08                                                        5,780(u)
     14,290  Illinois Dev. Fin. Au. (Putters), Ser. 2007-2359,
             (LOC: JP Morgan Chase), 1.60%, due 7/3/08                    14,290(u)
      8,000  Illinois Fin. Au. Rev. (Chicago Symphony Orchestra),
             Ser. 2008, (LOC: Royal Bank of Scotland), 1.35%, due
             7/3/08                                                        8,000(u)(B)
      6,400  Illinois Fin. Au. Rev. (Clare Oaks), Ser. 2006-D,
             (LOC: Sovereign Bank), 1.54%, due 7/3/08                      6,400(u)(B)(b)
     11,000  Illinois Fin. Au. Rev. (Elmhurst Mem. Healthcare),
             Ser. 2008-C, (LOC: Royal Bank of Scotland), 1.45%,
             due 7/2/08                                                   11,000(u)
      1,900  Illinois Fin. Au. Rev. (IIT Research Institute), Ser.
             2004, (LOC: Fifth Third Bank), 1.59%, due 7/3/08              1,900(u)(B)
      1,850  Illinois Fin. Au. Rev. (Lawrence Hall Youth Svcs.),
             Ser. 2006, (LOC: Fifth Third Bank), 1.59%, due 7/4/08         1,850(u)(B)
      2,400  Illinois Hlth. Fac. Au. Rev. (Mem. Hlth. Sys.), Ser.
             2003, (LOC: Bank One), 2.43%, due 7/1/08                      2,400(u)(B)
      7,825  Kane & Dekalb Co. Comm. Unit Sch. Dist. Number 302
             (Putters), Ser. 2002-283Z, (FGIC Insured), 1.75%, due
             7/3/08                                                        7,825(u)(oo)
      5,000  Lake Co. Sch. Dist. Number 109 Deerfield Rev., Ser.
             2006, (LOC: JP Morgan Chase), 1.80%, due 7/2/08               5,000(u)
     16,180  Puttable Floating Option Tax Exempt Receipts
             (Floaters), Ser. 2007-4247, (FSA Insured), 1.55%, due
             7/3/08                                                       16,180(u)(r)
      2,640  Quad Cities Reg. Econ. Dev. Au. Rev. (Two Rivers YMCA
             Proj.), Ser. 2002, (LOC: U.S. Bank), 2.43%, due
             7/1/08                                                        2,640(u)(B)
      5,890  Reg. Trans. Au. (Floaters), Ser. 2006-3735, (MBIA
             Insured), 1.55%, due 7/3/08                                   5,890(u)(l)
     38,195  Reg. Trans. Au. G.O. (Merlots), Ser. 2002-A24, (MBIA
             Insured), 2.61%, due 7/2/08                                  38,195(u)(d)
      3,365  Southwestern Dev. Au. Rev. (Floaters), Ser.
             2008-2359, (FSA Insured), 1.65%, due 7/3/08                   3,365(u)(s)
     11,685  Will Co. Comm. Unit Sch. Dist. Number 365 (Univ.
             Valley View), Ser. 2008-11401, (FSA Insured), 1.61%,
             due 7/3/08                                                   11,685(u)(h)
                                                                      ----------
                                                                         219,415

INDIANA (4.9%)
      5,160  Carmel Clay Ind. Parks Bldg. Corp. (Putters), Ser.
             2004-539, (MBIA Insured), 2.05%, due 7/3/08                   5,160(u)(oo)
     13,885  Carmel Redev. Au. Lease Rental Rev. (Floaters), Ser.
             2006-1275, (LOC: Morgan Stanley), 1.55%, due 7/3/08          13,885(u)
      2,765  Deutsche Bank Spears/Lifers Trust Var. St.
             (Franklin), Ser. 2008-550, (FGIC Insured), 1.58%, due
             7/3/08                                                        2,765(u)(k)
      2,040  Deutsche Bank Spears/Lifers Trust Var. St. (Indiana
             Bond Bank), Ser. 2008-565, (FSA Insured), 1.58%, due
             7/3/08                                                        2,040(u)(k)
      8,430  Dexia Credit Locale Trust St. Cert. (Purdue Univ.),
             Ser. 2008-060, (LOC: Dexia Credit Locale de France),
             1.60%, due 7/3/08                                             8,430(u)
      9,550  Eclipse Funding Trust (Solar Eclipse), Ser.
             2007-0098, (MBIA Insured), 1.57%, due 7/3/08                  9,550(u)(uu)
      1,530  Eclipse Funding Trust (Solar Eclipse-Hamilton
             Southeastern Indiana), Ser. 2007-0006, (FSA Insured),
             1.60%, due 7/3/08                                             1,530(u)(uu)
      7,000  Eclipse Funding Trust (Solar Eclipse-IPS Multi-Sch.
             Bldg. Corp. Ltd.), Ser. 2007-0026, (MBIA Insured),
             1.58%, due 7/3/08                                             7,000(u)(uu)
      3,975  Eclipse Funding Trust (Solar Eclipse-Wayne Township
             Marion), Ser. 2006-0015, (FGIC Insured), 1.57%, due
             7/3/08                                                        3,975(n)(u)(uu)
     16,065  Greater Clark Co. Sch. Temporary Loan Warrants, Ser.
             2008, 2.45%, due 12/31/08                                    16,081

                                                                      JUNE 30, 2008


SCHEDULE OF INVESTMENTS Tax-Exempt Master Series cont'd
-------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                         VALUE(tt)
(000's omitted)            SECURITY (@@)                             (000's omitted)
  $   5,000  Indiana Hlth. & Ed. Fac. Fin. Au. Hosp. Rev. (Schneck
             Mem. Hosp. Proj.), Ser. 2006-B, (LOC: Fifth Third
             Bank), 2.43%, due 7/1/08                                 $    5,000(u)(B)
      6,145  Indiana Hlth. & Ed. Fac. Fin. Au. Rev. (Putters),
             Ser. 2008-2842, (LOC: JP Morgan Chase), 1.60%, due
             7/3/08                                                        6,145(u)
        300  Indiana Hlth. Fac. Fin. Au. Rev. (Fayette Mem. Hosp.
             Assoc.), Ser. 2002-B, (LOC: U.S. Bank), 2.43%, due
             7/1/08                                                          300(u)(B)
        500  Indiana Hlth. Fac. Fin. Au. Rev. (Margaret Mary Comm.
             Hosp.), Ser. 2004-A, (LOC: Fifth Third Bank), 2.43%,
             due 7/1/08                                                      500(u)(B)
      9,980  Indiana Trans. Fin. Au. Hwy. Rev., Ser. 2006-3610,
             (FGIC Insured), 1.56%, due 7/3/08                             9,980(u)(l)
     10,240  Indiana Trans. Fin. Au. Hwy. Rev., Ser. 2004-114,
             (FGIC Insured), 1.58%, due 7/3/08                            10,240(u)(k)
      6,000  Indianapolis Gas Utils. Rev. (Merlots), Ser.
             2008-D208, (LOC:Wachovia Bank & Trust Co.), 1.61%,
             due 7/2/08                                                    6,000(u)
      5,000  Indianapolis Loc. Pub. Imp. Bond Bank Ltd. Recourse
             Notes, Ser. 2007-E, 4.25%, due 10/2/08                        5,006
      3,750  Indianapolis Loc. Pub. Imp. Bond Bank Ltd. Recourse
             Notes, Ser. 2007-F, 4.00%, due 1/12/09                        3,766
      5,160  Wayne Township Marion Co. Sch. Bldg. Corp.
             (Floaters), Ser. 2003-2016, (FGIC Insured), 1.56%,
             due 7/3/08                                                    5,160(u)(r)
      9,000  Westfield Warrants (Washington Sch.), Ser. 2008,
             2.50%, due 12/31/08                                           9,007
                                                                      ----------
                                                                         131,520

IOWA (1.9%)
      3,050  Austin Trust Var. Sts. Cert. (Iowa Din Au.), Ser.
             2007-1011, (LOC: Bank of America), 1.60%, due 7/3/08          3,050(u)
      7,235  Hills Hlth. Facs. Rev. (Mercy Hosp. Proj.), Ser.
             2008, (LOC: Allied Irish Bank), 2.43%, due 7/1/08             7,235(u)
      9,100  Iowa Fin. Au. Hlth. Facs. Rev., Ser. 2005, (LOC: U.S.
             Bank), 1.50%, due 7/2/08                                      9,100(u)(B)
      6,000  Iowa Fin. Au. Hlth. Facs. Rev., Ser. 2005, (LOC:
             Wells Fargo Bank & Trust Co.), 1.60%, due 7/2/08              6,000(u)(B)
        350  Iowa Fin. Au. Private College Rev. (Morningside
             College Proj.), Ser. 2001, (LOC: U.S. Bank), 2.43%,
             due 7/1/08                                                      350(u)(B)
      3,905  Iowa Fin. Au. Private College Rev. (Morningside
             College Proj.), Ser. 2007, (LOC: U.S. Bank), 2.43%,
             due 7/1/08                                                    3,905(u)(B)
      3,500  Iowa Fin. Au. Private College Rev. (Morningside
             College Proj.), Ser. 2006, (LOC: U.S. Bank), 2.43%,
             due 7/1/08                                                    3,500(u)(B)
        370  Iowa Fin. Au. Rev. Private Sch. Fac. Rev. (Kuemper
             Proj.), Ser. 1998, (LOC: Allied Irish Bank), 2.43%,
             due 7/1/08                                                      370(u)(B)
      1,340  Iowa Higher Ed. Loan Au. Rev. (Private College Des
             Moines Univ. Proj.), Ser. 2004, (LOC: Allied Irish
             Bank), 2.43%, due 7/1/08                                      1,340(u)(B)
        285  Iowa Higher Ed. Loan Au. Rev. (Private College Des
             Moines Univ. Proj.), Ser. 2003, (LOC: Allied Irish
             Bank), 2.43%, due 7/1/08                                        285(u)(B)
      3,780  Iowa Higher Ed. Loan Au. Rev. (Private College
             DuBuque Proj.), Ser. 2004, (LOC: Northern Trust Co.),
             2.43%, due 7/1/08                                             3,780(u)(B)
      5,425  Iowa Higher Ed. Loan Au. Rev. (Private College Fac.
             Wartburg Theological Seminary Proj.), Ser. 2000,
             (LOC: Northern Trust Co.), 2.43%, due 7/1/08                  5,425(u)(B)
      2,850  Iowa Higher Ed. Loan Au. Rev. Private College Fac.,
             Ser. 2002, (LOC: LaSalle Bank), 1.95%, due 7/1/08             2,850(u)(B)
        855  Iowa Higher Ed. Loan Au. Rev. (Private College-Univ.
             DuBuque), Ser. 2007, (LOC: Northern Trust Co.),
             2.40%, due 7/1/08                                               855(u)(B)
      4,125  Mason City IDR (SUPERVALU, Inc. Proj.), Ser. 1994,
             (LOC: Wachovia Bank & Trust Co.), 1.65%, due 7/2/08           4,125(u)(B)
                                                                      ----------
                                                                          52,170

KANSAS (1.3%)
      1,600  Kansas St. Dev. Fin. Au. Lease Rev. (Kansas Dept.
             Admin.), Ser. 2002-J2, 2.40%, due 7/1/08                      1,600(u)
      7,000  Olathe Hlth. Facs. Rev. (Olathe Med. Ctr.), Ser.
             2008, (LOC: Bank of America), 2.40%, due 7/1/08               7,000(u)(B)

                                                                      JUNE 30, 2008


SCHEDULE OF INVESTMENTS Tax-Exempt Master Series cont'd
-------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                         VALUE(tt)
(000's omitted)            SECURITY (@@)                             (000's omitted)
  $   3,865  Shawnee Co. Temporary Notes, Ser. 2007-2, 3.70%, due
             10/1/08                                                  $    3,865
      1,300  Univ. of Kansas Hosp. Au. Hlth. Facs. Rev. (KU Hlth.
             Sys.), Ser. 2004, (LOC: Harris Trust & Savings Bank),
             2.40%, due 7/1/08                                             1,300(u)(B)
     20,200  Wyandotte Co. Kansas City Unified G.O. Gov't Muni.
             Temporary Notes, Ser. 2007-V, 3.55%, due 11/1/08             20,200
                                                                      ----------
                                                                          33,965

KENTUCKY (0.6%)
     11,000  Kentucky Rural Wtr. Fin. Corp. Pub. Proj. Rev.
             (Construction Notes), Ser. 2007-A1, 2.63%, due 4/1/09
             Putable 10/1/08                                              11,000(u)
      4,670  Simpson Co. Hosp. Rev. (Med. Ctr. Franklin, Inc.),
             Ser. 2006, (LOC: Branch Banking & Trust Co.), 1.61%,
             due 7/3/08                                                    4,670(u)(B)
                                                                      ----------
                                                                          15,670

LOUISIANA (1.2%)
      6,225  BB&T Muni. Trust Var. St. (Floaters), Ser. 2008-4002,
             (LOC: Branch Banking & Trust Co.), 1.63%, due 7/3/08          6,225(u)
      1,260  Deutsche Bank Spears/Lifers Trust Var. St.
             (Jefferson), Ser. 2008-576, (AMBAC Insured), 1.58%,
             due 7/3/08                                                    1,260(u)(k)
      2,570  Deutsche Bank Spears/Lifers Trust Var. St.
             (Jefferson), Ser. 2008-577, (AMBAC Insured), 1.58%,
             due 7/3/08                                                    2,570(u)(k)
     14,700  Lafayette Econ. Dev. Au. Gulf Opportunity Zone Rev.
             (Stirling Lafayette LLC Proj.), Ser. 2008, (LOC:
             Regions Bank), 1.52%, due 7/3/08                             14,700(u)(B)
      7,500  Louisiana Pub. Facs. Au. Rev. (Spicy Girls Avery
             Island), Ser. 2008, (LOC: Regions Bank), 1.65%, due
             7/3/08                                                        7,500(u)
                                                                      ----------
                                                                          32,255

MAINE (0.4%)
      3,395  Eclipse Funding Trust (Solar-Eclipse), Ser.
             2007-0104, (FGIC Insured), 1.58%, due 7/3/08                  3,395(u)(uu)
      5,000  Maine Hlth. & Higher Ed. Fac. Au. Rev. (Piper
             Shores), Ser. 1999-A, 7.55%, due 1/1/29 Pre-
             Refunded 1/1/09                                               5,185(B)
      3,322  Maine Hlth. & Higher Ed. Fac. Au. Rev., Ser.
             2006-A (MBIA Insured), 1.80%, due 7/3/08                      3,322(u)(d)
                                                                      ----------
                                                                          11,902

MARYLAND (0.9%)
      7,595  Maryland St. Hlth. & Higher Ed. Fac. Au. Rev.
             (Floaters), Ser. 2008-2402, (FGIC Insured), 1.75%,
             due 7/3/08                                                    7,595(u)(s)
      6,800  Maryland St. Hlth. & Higher Ed. Facs. Au. Rev. (Univ.
             Maryland Med. Sys.), Ser. 2008-E, (LOC: SunTrust
             Bank), 1.50%, due 7/3/08                                      6,800(u)(B)
      4,300  Maryland St. Hlth. & Higher Ed. Facs. Au. Rev. (Univ.
             Maryland Med. Sys.), Ser. 2008-A, (LOC: Citizens
             Bank), 1.55%, due 7/3/08                                      4,300(u)(B)
      5,000  Maryland St. Hlth. & Higher Ed. Facs. Au. Rev. (Univ.
             Maryland Med. Sys.), Ser. 2008-C, (LOC: PNC Bank),
             1.50%, due 7/4/08                                             5,000(u)(B)
                                                                      ----------
                                                                          23,695

MASSACHUSETTS (2.2%)
     22,495  ABN Amro Munitops Cert. Trust Rev., Ser. 2005-10,
             (MBIA Insured), 1.90%, due 7/3/08                            22,495(n)(u)(c)
      3,770  Deutsche Bank Spears/Lifers Trust Var. St.
             (Massachusetts St.), Ser. 2008-528, (XLCA Insured),
             1.57%, due 7/3/08                                             3,770(u)(k)
      2,500  Macon Trust Var. St. Cert., Ser. 2007-344, (LOC: Bank
             of America), 1.66%, due 7/3/08                                2,500(u)
        145  Massachusetts St. G.O. (Central Artery), Ser. 2000-A,
             (LOC: Landesbank Hessen-Thveringen Girozentrale),
             2.10%, due 7/1/08                                               145(u)
      6,500  Massachusetts St. Hlth. & Ed. Fac. Au. Rev.
             (Floaters), Ser. 2008-2405, (FGIC Insured), 1.75%,
             due 7/3/08                                                    6,500(u)(s)
     13,400  Massachusetts St. Wtr. Res. Au., Ser. 2008-F, (LOC:
             Bank of Nova Scotia), 1.40%, due 7/3/08                      13,400(u)

                                                                      JUNE 30, 2008


SCHEDULE OF INVESTMENTS Tax-Exempt Master Series cont'd
-------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                         VALUE(tt)
(000's omitted)            SECURITY (@@)                             (000's omitted)
  $   4,795  Puttable Floating Option Tax Exempt Receipts
             (Floaters), Ser. 2007-MT487, (MBIA Insured), 1.53%,
             due 7/3/08                                               $    4,795(u)(r)
      4,300  Reset Option Cert. Trust II, Ser. 2006-680, (AMBAC
             Insured), 1.67%, due 7/3/08                                   4,300(u)(h)
                                                                      ----------
                                                                          57,905

MICHIGAN (3.2%)
     10,165  ABN Amro Munitops Cert. Trust, Ser. 2007, (MBIA
             Insured), 1.90%, due 7/3/08                                  10,165(n)(u)(c)
      6,665  Austin Trust Var. St. Cert. (Wayne St Univ.
             Michigan), Ser. 2008-3018X, (FSA Insured), 1.60%, due
             7/3/08                                                        6,665(u)(c)
     13,000  Detroit Swr. Disp. Rev., Ser. 2008-9221, (FGIC
             Insured), 1.58%, due 7/3/08                                  13,000(u)(i)
     13,000  Detroit Swr. Disp. Rev., Ser. 2008-9222, (FGIC
             Insured), 1.58%, due 7/3/08                                  13,000(u)(i)
      5,020  Detroit Wtr. Supply Sys. (Putters), Ser. 2001-200Z,
             (FGIC Insured), 1.75%, due 7/3/08                             5,020(u)(oo)
      3,775  Grand Rapids Hsg. Corp. Rev. (Floaters), Ser.
             2005-3152, (FHA Insured), 1.56%, due 7/3/08                   3,775(u)
      1,840  Hartland Cons. Sch. Dist. G.O. (Floaters), Ser.
             2005-1204, (LOC: Morgan Stanley), 1.55%, due 7/3/08           1,840(u)
     11,150  Jackson Co. Hosp. Fin. Au. Hosp. Ref. Rev. (W.A.
             Foote Mem. Hosp.), Ser. 2006-B, (LOC: Bank of Nova
             Scotia), 1.57%, due 7/3/08                                   11,150(u)(B)
      4,360  Michigan St. G.O. (Floaters), Ser. 2003-2021, (LOC:
             Merrill Lynch Capital Markets), 1.55%, due 7/3/08             4,360(u)
     17,800  Michigan St. Hosp. Fin. Au. Rev. (Trinity Hlth.
             Credit), Ser. 2005-H, (LOC: Bank of Nova Scotia),
             3.25%, due 7/1/08                                            17,800(u)(B)
                                                                      ----------
                                                                          86,775
MINNESOTA (2.3%)
      6,818  Arden Hills Hsg. & Hlth. Care Fac. Rev. (Presbyterian
             Homes), Ser. 1999-A, (LOC: U.S. Bank), 2.43%, due
             7/1/08                                                        6,818(u)(B)
        200  Brooklyn Ctr. Rev. (Brookdale Corp. II Proj.), Ser.
             2001, (LOC: U.S. Bank), 2.43%, due 7/1/08                       200(u)(B)
      1,100  Mankato Multi-Family Hsg. Rev. (Highland), Ser. 1997,
             (LOC: LaSalle Bank), 2.43%, due 7/1/08                        1,100(u)(B)
      3,750  Mankato Rev. (Bethany Lutheran College), Ser. 2000-B,
             (LOC: Wells Fargo Bank & Trust Co.), 2.40%, due
             7/1/08                                                        3,750(u)(B)
      8,700  Minneapolis & St Paul Hsg. & Redev. Au. Hlth. Care
             Rev. (Children's Hlth. Care), Ser. 1995-B, (FSA
             Insured), 2.45%, due 7/1/08                                   8,700(u)(B)(uu)
      9,900  Minneapolis & St Paul Hsg. & Redev. Au. Hlth. Care
             Rev. (Children's Hosp. and Clinics), Ser. 2007-A,
             (FSA Insured), 2.45%, due 7/1/08                              9,900(u)(B)(uu)
      5,000  Minnesota Agricultural & Econ. Dev. Board Rev.
             (Essentia Hlth.), Ser. 2008-C4B, (LOC: Wells Fargo
             Bank & Trust Co.), 2.43%, due 7/1/08                          5,000(u)(B)
     18,225  Minnesota Agricultural & Econ. Dev. Board Rev. (Hlth.
             Care Fac.-Essentia), Ser. 2008-C4, (LOC: KBC Bank),
             2.40%, due 7/1/08                                            18,225(u)(B)
      1,200  Minnesota St. Higher Ed. Fac. Au. Rev. (Olaf
             College), Ser. 2000-5H, (LOC: Harris Trust & Savings
             Bank), 2.40%, due 7/1/08                                      1,200(u)(B)
        935  Roseville Private Sch. Fac. Rev. (Northwestern
             College Proj.), Ser. 2002, (LOC: Marshall & Ilsley),
             2.43%, due 7/1/08                                               935(u)(B)
      5,000  St. Cloud Hlth. Care Rev. (Centracare Hlth. Sys.),
             Ser. 2008-C, (LOC: Royal Bank of Canada), 1.55%, due
             7/3/08                                                        5,000(u)(B)
                                                                      ----------
                                                                          60,828

MISSISSIPPI (0.2%)
      2,720  Mississippi Bus. Fin. Corp. Rev. (Hattiesburg
             Clinic), Ser. 2006, (LOC: AmSouth Bank), 1.72%, due
             7/3/08                                                        2,720(u)(B)
      3,795  Mississippi St. G.O. (Merlots), Ser. 2007-BR02, (MBIA
             Insured), 2.61%, due 7/2/08                                   3,795(u)(v)
                                                                      ----------
                                                                           6,515

                                                                      JUNE 30, 2008


SCHEDULE OF INVESTMENTS Tax-Exempt Master Series cont'd
-------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                         VALUE(tt)
(000's omitted)            SECURITY (@@)                             (000's omitted)
MISSOURI (2.5%)
  $     100  Chesterfield Ind. Dev. Au. Ed. Fac. Rev. (Gateway
             Academy Proj.), Ser. 2003, (LOC: U.S. Bank), 2.43%,
             due 7/1/08                                               $      100(u)(B)
      7,450  Howard Bend Levee Dist. (Floaters), Ser. 2005-3338,
             (XLCA Insured), 1.55%, due 7/3/08                             7,450(u)(l)
     20,690  Missouri Joint Muni. Elec. Utils. Commission Pwr.
             Proj. Rev., Ser. 2007-11265, (AMBAC Insured), 1.58%,
             due 7/3/08                                                   20,690(u)(h)
     13,530  Missouri St. Board Pub. Bldg. Spec. Oblig.
             (Floaters), Ser. 2003-1843, (LOC: Merrill Lynch
             Capital Markets), 1.56%, due 7/3/08                          13,530(u)
      2,440  Missouri St. Dev. Fin. Board Infrastructure Fac. Rev.
             (St. Louis Convention Ctr.), Ser. 2000-C, (LOC: U.S.
             Bank), 2.43%, due 7/1/08                                      2,440(u)
        185  Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev.
             (Drury Univ.), Ser. 2003, (LOC: Bank of America),
             2.43%, due 7/1/08                                               185(u)(B)
      5,500  Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev.
             (Kansas City Art Institute), Ser. 2005, (LOC:
             Commerce Bank N.A.), 2.43%, due 7/1/08                        5,500(u)(B)
      2,570  Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (St.
             Louis Univ.), Ser. 1999-B, (LOC: Bank of America),
             2.43%, due 7/1/08                                             2,570(u)(B)
      3,430  Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (St.
             Louis Univ.), Ser. 2002, (LOC: U.S. Bank), 2.43%, due
             7/1/08                                                        3,430(u)(B)
        125  Missouri St. Hlth. & Ed. Fac. Au. Hlth. Fac. Rev.
             (Bethesda Hlth. Group, Inc.), Ser. 2004, (LOC: U.S.
             Bank), 2.43%, due 7/1/08                                        125(u)(B)
        875  Missouri St. Hlth. & Ed. Fac. Au. Hlth. Fac. Rev.
             (Lutheran Sr. Svcs.), Ser. 2000, (LOC: U.S. Bank),
             1.53%, due 7/2/08                                               875(u)(B)
      1,355  Missouri St. Hlth. & Ed. Fac. Au. Hlth. Fac. Rev.
             (St. Francis Med. Ctr.), Ser. 1996-A, (LOC: Bank of
             America), 2.40%, due 7/1/08                                   1,355(u)(B)
      2,075  Missouri St. Pub. Utils. Commission Rev. Construction
             Notes, Ser. 2007, 4.75%, due 9/1/08                           2,078
      4,020  St. Louis Co. Rockwood Sch. Dist. Number R-6 G.O.,
             Ser. 2008-A, 5.00%, due 2/1/09                                4,084
      3,950  St. Louis Ind. Dev. Au. Ind. Rev. (Schnuck Markets,
             Inc.), Ser. 1985, (LOC: U.S. Bank), 1.59%, due 7/3/08         3,950(u)(B)
                                                                      ----------
                                                                          68,362

NEBRASKA (0.9%)
      2,040  Deutsche Bank Spears/Lifers Trust Var. St. (Omaha
             Spec. Oblig.), Ser. 2008-543, (LOC: Deutsche Bank),
             1.58%, due 7/3/08                                             2,040(u)
     14,105  Douglas Co. Hos. Au. Number 3 Rev., Ser. 2008-11481,
             (LOC: Citibank, N.A.), 1.56%, due 7/3/08                     14,105(u)
      6,955  Nebraska Ed. Fin. Au. Rev. (Creighton Univ. Proj.),
             Ser. 2005-B, (LOC: JP Morgan Chase), 2.43%, due
             7/1/08                                                        6,955(u)(B)
                                                                      ----------
                                                                          23,100

NEVADA (1.9%)
      6,180  Clark Co. Sch. Dist. (Merlots), Ser. 2006-D12, (AMBAC
             Insured), 2.36%, due 7/2/08                                   6,180(u)(v)
      9,985  Eclipse Funding Trust Var. St. (Solar Eclipse-Truckee
             Meadows Wtr.), Ser. 2007-0015, (XLCA Insured), 1.58%,
             due 7/3/08                                                    9,985(uu)(u)
      1,290  Nevada St. G.O. (Floaters), Ser. 2000-344, (FGIC
             Insured), 2.05%, due 7/3/08                                   1,290(u)(s)
      4,265  Nevada Sys. Higher Ed. Univ. Rev. (Floaters), Ser.
             2005-1240, (AMBAC Insured), 2.05%, due 7/3/08                 4,265(u)(s)
      4,365  Reset Option Cert. Trust II-R Var. St. (Clark Co.),
             Ser. 2006-3048, (AMBAC Insured), 1.82%, due 7/3/08            4,365(u)(i)
      8,535  Truckee Meadows Wtr. Au. Wtr. Rev. (Floaters), Ser.
             2007-2111, (XLCA Insured), 1.75%, due 7/3/08                  8,535(u)(s)
     15,720  Washoe Co. (Floaters), Ser. 2006-3452, (LOC: Dexia
             Credit Locale de France), 1.77%, due 7/3/08                  15,720(u)
                                                                      ----------
                                                                          50,340

                                                                      JUNE 30, 2008


SCHEDULE OF INVESTMENTS Tax-Exempt Master Series cont'd
-------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                         VALUE(tt)
(000's omitted)            SECURITY (@@)                             (000's omitted)
NEW HAMPSHIRE (2.5%)
  $   8,000  Cheshire Co. G.O. TANS, Ser. 2008, 2.50%, due
             12/31/08                                                 $    8,008
     13,220  Merrimack Co. G.O. TANS, Ser. 2008, 2.75%, due
             12/30/08                                                     13,259
      5,000  New Hampshire St. Bus. Fin. Au. Rev. (Huggins Hosp.),
             Ser. 2007, (LOC: TD Banknorth N.A.), 1.94%, due
             7/1/08                                                        5,000(u)(B)
      5,900  New Hampshire St. Bus. Fin. Au. Rev. (Littleton Reg.
             Hosp.), Ser. 2007, (LOC: TD Banknorth N.A.), 1.94%,
             due 7/1/08                                                    5,900(u)(B)
      4,000  New Hampshire St. Bus. Fin. Au. Rev. (Monadnock Comm.
             Hosp.), Ser. 2007, (LOC: TD Banknorth N.A.), 1.94%,
             due 7/1/08                                                    4,000(u)(B)
      4,100  New Hampshire St. Bus. Fin. Au. Rev. (Taylor Home),
             Ser. 2005-B, (LOC: TD Banknorth N.A.), 1.58%, due
             7/3/08                                                        4,100(u)(B)
      8,420  Strafford Co. G.O. TANS, Ser. 2008, 2.75%, due
             12/31/08                                                      8,441
     18,000  Strafford Co. G.O. TANS, Ser. 2008-A, 3.00%, due
             12/31/08                                                     18,053
                                                                      ----------
                                                                          66,761

NEW JERSEY (2.8%)
      2,600  Deutsche Bank Spears/Lifers Trust Var. St. (New
             Jersey Trans. Trust Au.), Ser. 2007-DB452, (FSA
             Insured), 1.59%, due 7/3/08                                   2,600(u)(k)
      1,255  Deutsche Bank Spears/Lifers Trust Var. St. (Newark
             Hsg.), Ser. 2008-557, (MBIA Insured), 1.57%, due
             7/3/08                                                        1,255(u)(k)
      4,400  Deutsche Bank Spears/Lifers Trust Var. St. (Newark
             Hsg.), Ser. 2008-511, (MBIA Insured), 1.57%, due
             7/3/08                                                        4,400(u)(k)
     19,200  Hamilton Township Mercer Co. G.O. TANS, Ser. 2008,
             3.50%, due 10/24/08                                          19,241
     14,200  Hoboken G.O. BANS, Ser. 2007, 3.90%, due 9/12/08             14,203
      4,840  New Jersey Econ. Dev. Au. Econ. Dev. Rev. (Comm.
             Options, Inc. Proj.), Ser. 2007, (LOC: Wachovia Bank
             & Trust Co.), 1.50%, due 7/3/08                               4,840(u)(B)
      4,685  New Jersey St. Trans. Corp. Cert., Ser. 2000-785,
             (AMBAC Insured), 1.54%, due 7/3/08                            4,685(u)(r)
     11,745  New Jersey Trans. Trust Fund Au. (Floaters), Ser.
             2005-2617, (MBIA Insured), 1.54%, due 7/3/08                 11,745(u)(l)
     11,355  Puttable Floating Option Tax Exempt Receipts
             (Floaters), Ser. 2008-286, (LOC: Merrill Lynch
             Capital Markets), 1.56%, due 7/3/08                          11,355(u)
                                                                      ----------
                                                                          74,324

NEW MEXICO (0.1%)
      2,800  ABN Amro Munitops Cert. Trust Rev., Ser. 2005-42, (AMBAC
                     Insured), 1.90%, due 7/3/08                           2,800(n)(u)(c)

NEW YORK (3.9%)
     27,395  Metro. Trans. Au. Commuter Fac. Rev. (Merlots), Ser.
             1997-P, (FGIC Insured), 1.61%, due 7/2/08                    27,395(u)(v)
      7,000  Metro. Trans. Au. Rev. (Eagle), Ser. 2007-A, (FSA
             Insured), 1.60%, due 7/3/08                                   7,000(u)(k)
     10,583  New York City Transitional Fin. Au. Rev. (Floater),
             Ser. 2002-698, (FGIC Insured), 1.58%, due 7/3/08             10,583(u)(s)
      4,330  New York G.O., Ser. 2004-H1, (LOC: Bank of New York),
             1.60%, due 7/1/08                                             4,330(u)
     17,525  New York St. Dorm. Au. Rev. Secondary Issues
             (Floaters), Ser. 2005-2908, (AMBAC Insured), 1.54%,
             due 7/3/08                                                   17,525(u)(l)
      6,665  New York St. Dorm. Au. Rev. Secondary Issues
             (Floaters), Ser. 2008-2783, (FSA Insured), 1.63%, due
             7/3/08                                                        6,665(u)(s)
      4,405  New York St. Env. Facs. Corp. St. Clean Wtr &
             Drinking Wtr Rev. (Merlots), Ser. 2008-D218, (LOC:
             Wachovia Bank & Trust Co.), 1.61%, due 7/2/08                 4,405(u)
      2,500  New York St. Urban Dev. Corp. Correctional & Youth
             Fac. Svc. Contract Rev. (Putters), Ser. 2002-313,
             (LOC: JP Morgan Chase), 1.55%, due 7/3/08                     2,500(u)
     14,875  New York St. Urban Dev. Corp. Rev. (Merlots), Ser.
             2000-N, (AMBAC Insured), 5.83%, due 7/2/08                   14,875(u)(v)
     10,700  Triborough Bridge & Tunnel Au. Rev., Ser. 2007-10272,
             (FSA Insured), 1.59%, due 7/3/08                             10,700(u)(i)
                                                                      ----------
                                                                         105,978

                                                                      JUNE 30, 2008


SCHEDULE OF INVESTMENTS Tax-Exempt Master Series cont'd
-------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                         VALUE(tt)
(000's omitted)            SECURITY (@@)                             (000's omitted)
NORTH CAROLINA (2.5%)
  $   4,680  BB&T Muni. Trust Var. St. (Floaters), Ser. 2008-1021,
             (LOC: Branch Banking & Trust Co.), 1.63%, due 7/3/08     $    4,680(u)
      6,300  BB&T Muni. Trust Var. St. (Floaters), Ser. 2008-1008,
             (LOC: Branch Banking & Trust Co.), 1.63%, due 7/3/08          6,300(u)
      6,865  BB&T Muni. Trust Var. St. (Floaters), Ser. 2008-1009,
             (LOC: Branch Banking & Trust Co.), 1.63%, due 7/3/08          6,865(u)
      8,750  BB&T Muni. Trust Var. St. (Floaters), Ser. 2008-1011,
             (LOC: Branch Banking & Trust Co.), 1.63%, due 7/3/08          8,750(u)
     14,995  BB&T Muni. Trust Var. St. (Floaters), Ser. 2008-1022,
             (LOC: Branch Banking & Trust Co.), 1.63%, due 7/3/08         14,995(u)
      2,480  Eclipse Funding Trust (Solar Eclipse-Union Co.), Ser.
             2006-0155, (AMBAC Insured), 1.58%, due 7/3/08                 2,480(u)(uu)
      4,000  North Carolina Med. Care Commission Hlth. Care Fac.
             Rev. (Lower Cape Fear Hospice), Ser. 2007, (LOC:
             Branch Banking & Trust Co.), 1.61%, due 7/3/08                4,000(u)
      3,600  North Carolina Med. Care Commission Hlth. Care Fac.
             Rev. (Sisters of Mercy Svcs. Corp. Proj.), Ser. 2007,
             (LOC: Branch Banking & Trust Co.), 1.61%, due 7/3/08          3,600(u)(B)
     14,665  Puttable Floating Option Tax Exempt Receipts
             (Floaters), Ser. 2007-4112, (FGIC Insured), 1.56%,
             due 7/3/08                                                   14,665(u)(l)
                                                                      ----------
                                                                          66,335

NORTH DAKOTA (0.2%)
      6,550  Cass Co. Hlth. Fac. Rev. (Hlth. Care-Essentia), Ser.
             2008-A2, (LOC: U.S. Bank), 1.55%, due 7/3/08                  6,550(u)(B)

OHIO (4.5%)
     40,000  American Muni. Pwr. BANS (Prairie St. Proj.), Ser.
             2008, 3.50%, due 4/1/09                                      40,263
      8,000  Cincinnati Econ. Dev. Rev. BANS (Baldwin 300 Proj.),
             Ser. 2008, 3.05%, due 7/10/08                                 8,000
      1,480  Clermont Co. Econ. Dev. Rev. (John Q Hammons Proj.),
             Ser. 1989, (LOC: Fifth Third Bank), 2.75%, due
             11/1/08                                                       1,480(u)(B)
      2,000  Deutsche Bank Spears/Lifers Trust Var. St.
             (Cleveland), Ser. 2008-570, (FSA Insured), 1.58%, due
             7/3/08                                                        2,000(u)(k)
      1,305  Eclipse Funding Trust Var. St. (Solar-Eclipse-Ohio
             St. Higher Ed.), Ser. 2006-0107, (FGIC Insured),
             1.58%, due 7/3/08                                             1,305(u)(uu)
      3,855  Hamilton Co. Hlth. Care Fac. Rev. (Sisters of Charity
             Sr. Care), Ser. 2002, (LOC: Fifth Third Bank), 1.57%,
             due 7/3/08                                                    3,855(u)(B)
      4,750  Hamilton G.O. BANS, Ser. 2007, 4.00%, due 9/11/08             4,752
      1,100  Licking Co. Career & Technology Ed. Ctrs. G.O. BANS
             (Sch. Fac. Construction), Ser. 2007, 4.50%, due
             9/10/08                                                       1,102
      3,500  Lucas Co. G.O. Purp. Imp. Notes, Ser. 2007-1, 4.00%,
             due 9/18/08                                                   3,503
      7,660  Marysville G.O. BANS (Waste Wtr.), Ser. 2008, 2.50%,
             due 6/3/09                                                    7,698
      3,500  Marysville Tax Increment Fin. Rev. (Coleman's
             Crossing Rd.), Ser. 2007, (LOC: Fifth Third Bank),
             4.25%, due 9/11/08                                            3,503
      2,820  Ohio St. G.O., Ser. 2005-7508, (LOC: Citibank, N.A.),
             1.55%, due 7/3/08                                             2,820(u)
      5,000  Ohio St. Higher Ed. Fac. Commission Rev. (Univ. Hosp.
             Hlth. Sys), Ser. 2008-C, (LOC: Wells Fargo Bank &
             Trust Co.), 1.43%, due 7/2/08                                 5,000(u)(B)
      4,700  Ohio St. Higher Ed. Fac. Commission Rev. (Univ. Hosp.
             Hlth. Sys), Ser. 2008-E, (LOC: Royal Bank of
             Scotland), 1.50%, due 7/2/08                                  4,700(u)(B)
      4,850  Stark Co. Port Au. Econ. Dev. Rev. (Vision FC LLC
             Proj.), Ser. 2007, (LOC: Fifth Third Bank), 1.61%,
             due 7/4/08                                                    4,850(u)
     19,500  Union Township Tax Increment Rev. BANS, Ser. 2007,
             4.25%, due 9/17/08                                           19,526
      7,300  Univ. of Toledo Gen. Receipts Bonds, Ser.
             2001-SGA125, (FGIC Insured), 1.55%, due 7/2/08                7,300(u)(t)
                                                                      ----------
                                                                         121,657

                                                                      JUNE 30, 2008


SCHEDULE OF INVESTMENTS Tax-Exempt Master Series cont'd
-------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                         VALUE(tt)
(000's omitted)            SECURITY (@@)                             (000's omitted)
OKLAHOMA (0.3%)
  $   6,995  Hulbert Econ. Dev. Au. Econ. Dev. Rev., Ser.
             2007-301, (LOC: Bank of America), 1.59%, due 7/3/08      $    6,995(u)

OREGON (0.7%)
      1,795  Multnomah Co. Higher Ed. Rev. (Concordia Univ.
             Portland Proj.), Ser. 1999, (LOC: KeyBank), 2.50%,
             due 7/1/08                                                    1,795(u)(B)
     16,870  Yamhill Co. Hosp. Au. Rev. (Friendsview Retirement
             Comm. Proj.), Ser. 2007, (LOC: U.S. Bank), 2.40%, due
             7/1/08                                                       16,870(u)(B)
                                                                      ----------
                                                                          18,665

PENNSYLVANIA (1.3%)
     14,125  Butler Co. Gen. Au. Rev. (Hampton Township Sch. Dist.
             Proj.), Ser. 2007, (FSA Insured), 1.48%, due 7/3/08          14,125(u)(v)
      8,000  Chester Co. Ind. Dev. Au. Std. Hsg. Rev. (Univ. Std.
             Hsg. LLC), Ser. 2008-A, (LOC: Citizens Bank), 1.50%,
             due 7/3/08                                                    8,000(u)
      1,050  Deutsche Bank Spears/Lifers Trust Var. St.
             (Philadelphia), Ser. 2008-554, (FGIC Insured), 1.58%,
             due 7/3/08                                                    1,050(u)(k)
      2,085  Lawrence Co. Ind. Dev. Au. Rev. (Villa Maria Proj.),
             Ser. 2003, (LOC: Allied Irish Bank), 1.60%, due
             7/3/08                                                        2,085(u)(B)(OO)
      3,175  Philadelphia G.O., Ser. 2008-11454, (FSA Insured),
             1.60%, due 7/3/08                                             3,175(u)(h)
      7,000  Pittsburgh Wtr. & Swr. Au. Wtr. & Swr. Sys. Rev.
             (First Lien), Ser. 2008-B, (FSA Insured), 1.55%, due
             7/3/08                                                        7,000(u)(l)
                                                                      ----------
                                                                          35,435

PUERTO RICO (1.6%)
      4,000  Puerto Rico Commonwealth Hwy. & Trans. Au. Trans.
             Rev., Ser. 1998-A, (LOC: Scotia Bank), 1.45%, due
             7/2/08                                                        4,000(u)
     19,000  Puerto Rico Commonwealth Hwy. & Trans. Au. Trans.
             Rev., Ser. 2008-10327CE, (LOC: Citigroup Global
             Markets), 1.58%, due 7/3/08                                  19,000(u)
      8,250  Puerto Rico Commonwealth Hwy. & Trans. Au. Trans.
             Rev. (Floaters), Ser. 2008-2447, (LOC: Morgan
             Stanley), 1.61%, due 7/3/08                                   8,250(u)
     10,000  Puerto Rico Pub. Bldg. Au. Rev. Gtd. (Floaters), Ser.
             2008-2562D, (CIFG Insured), 1.67%, due 7/3/08                10,000(u)(s)
      2,700  Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev.
             (Floater), Ser. 2006-1990, (LOC: Morgan Stanley),
             1.75%, due 7/3/08                                             2,700(u)
                                                                      ----------
                                                                          43,950

SOUTH CAROLINA (1.1%)
      3,700  Charleston Ed. Excellence Fin. Corp. Rev., Ser.
             2006-515, (AGC Insured), 1.58%, due 7/3/08                    3,700(u)(h)
      4,505  Jasper Co. Rev. BANS, Ser. 2007, 3.85%, due 7/1/08            4,505
      5,650  Jasper Co. Rev. BANS (Office Bldg. Proj.), Ser. 2008,
             2.35%, due 7/1/09                                             5,650(O)
      9,800  Lexington Wtr. & Swr. Sys. Rev. BANS, Ser. 2007,
             3.15%, due 12/15/08                                           9,802
      1,300  Macon Trust Var. St., Ser. 2007-303, (LOC: Bank of
             America), 1.59%, due 7/3/08                                   1,300(u)
      3,160  Western Carolina Reg. Swr. Au. Swr. Sys. Rev., Ser.
             2007-11123, (FSA Insured), 1.60%, due 7/3/08                  3,160(u)(h)
                                                                      ----------
                                                                          28,117

SOUTH DAKOTA (0.1%)
      3,775  Watertown IDR (SUPERVALU, Inc. Proj.), Ser. 1994,
             (LOC: Wachovia Bank & Trust Co.), 1.65%, due 7/2/08           3,775(u)(B)

TENNESSEE (1.9%)
     17,000  Blount Co. Pub. Bldg. Au., Ser. 2003-C1A, (LOC:
             Branch Banking & Trust Co.), 2.30%, due 7/1/08               17,000(u)
      1,400  Memphis-Shelby Co. IDB Rev. (Medical Group, Inc.),
             Ser. 1999, (LOC: SunTrust Bank), 1.57%, due 7/3/08            1,400(u)(B)
      8,650  Metro. Gov't Nashville & Davidson Co. IDB
             Multi-Family Hsg. Rev. (Spinnaker), Ser. 2002, (LOC:
             Fannie Mae), 1.59%, due 7/2/08                                8,650(u)(B)

                                                                      JUNE 30, 2008


SCHEDULE OF INVESTMENTS Tax-Exempt Master Series cont'd
-------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                         VALUE(tt)
(000's omitted)            SECURITY (@@)                             (000's omitted)
  $   8,050  Metro. Gov't Nashville & Davidson Co. Hsg. & Ed. Fac.
             Board Rev. (Multi-Family Timberlake Proj.), Ser.
             2002, (LOC: Fannie Mae), 1.59%, due 7/2/08               $    8,050(u)(B)
      7,875  Sevier Co. Pub. Bldg. Au. (Pub. Construction Notes
             Proj.), Ser. 2007-A6, 2.63%, due 4/1/09 Putable
             10/1/08                                                       7,875(u)
      4,000  Shelby Co. Hlth. Ed. & Hsg. Facs. Board Rev.
             (Methodist Le Bonheur), Ser. 2008-A, (LOC: U.S.
             Bank), 1.50%, due 7/3/08                                      4,000(u)(B)
      5,000  Shelby Co. Hlth. Ed. & Hsg. Facs. Board Rev.
             (Putters), Ser. 2008-2915Z, (LOC: JP Morgan Chase),
             1.60%, due 7/3/08                                             5,000(u)
                                                                      ----------
                                                                          51,975

TEXAS (11.4%)
      7,780  ABN Amro Munitops Cert. Trust Rev., Ser. 2006-30,
             (PSF Insured), 1.59%, due 7/3/08                              7,780(n)(u)(c)
      7,945  Austin Hsg. Fin. Corp. Multi-Family Hsg. Rev.
             (Merlots), Ser. 2007-G02, (LOC: Bank of New York),
             1.61%, due 7/2/08                                             7,945(u)
      4,625  Austin Wtr. & Wastewater Sys. Rev. (Merlots), Ser.
             2006-D10, (FSA Insured), 1.76%, due 7/2/08                    4,625(u)(v)
      4,005  BB&T Muni. Trust Var. St. (Floaters), Ser. 2007-2036,
             (LOC: Branch Banking & Trust Co.), 1.55%, due 7/3/08          4,005(u)
      5,110  BB&T Muni. Trust Var. St. (Floaters), Ser. 2008-25,
             (LOC: Branch Banking & Trust Co.), 1.55%, due 7/3/08          5,110(u)
      5,395  BB&T Muni. Trust Var. St. (Floaters), Ser. 2008-26,
             (LOC: Branch Banking & Trust Co.), 1.55%, due 7/3/08          5,395(u)
      6,980  BB&T Muni. Trust Var. St. (Floaters), Ser. 2008-23,
             (LOC: Branch Banking & Trust Co.), 1.55%, due 7/3/08          6,980(u)
     10,540  BB&T Muni. Trust Var. St. (Floaters), Ser. 2007-2010,
             (LOC: Branch Banking & Trust Co.), 1.57%, due 7/3/08         10,540(u)
      3,555  Clear Creek Independent Sch. Dist. (Putters), Ser.
             2008-2746, (PSF Insured), 1.63%, due 7/3/08                   3,555(u)(oo)
      1,300  Deutsche Bank Spears/Lifers Trust Var. St. (Austin),
             Ser. 2008-548, (FGIC Insured), 1.58%, due 7/3/08              1,300(u)(k)
      1,905  Deutsche Bank Spears/Lifers Trust Var. St.
             (Brownsville), Ser. 2008-533, (AMBAC Insured), 1.58%,
             due 7/3/08                                                    1,905(u)(k)
      1,120  Deutsche Bank Spears/Lifers Trust Var. St. (Fort Bend
             Co.), Ser. 2008-556, (MBIA Insured), 1.58%, due
             7/3/08                                                        1,120(u)(k)
      4,600  Deutsche Bank Spears/Lifers Trust Var. St. (Houston
             Utils.), Ser. 2008-551, (FGIC Insured), 1.58%, due
             7/3/08                                                        4,600(u)(k)
      7,485  Deutsche Bank Spears/Lifers Trust Var. St. (Lovejoy
             Independent Sch. Dist.), Ser. 2008-514, (PSF
             Insured), 1.58%, due 7/3/08                                   7,485(u)(k)
      3,450  Deutsche Bank Spears/Lifers Trust Var. St.
             (Seminole), Ser. 2008-559, (PSF Insured), 1.58%, due
             7/3/08                                                        3,450(u)(k)
      1,500  Deutsche Bank Spears/Lifers Trust Var. St.
             (Southwest), Ser. 2008-569, (PSF Insured), 1.58%, due
             7/3/08                                                        1,500(u)(k)
      2,965  Dickinson Independent Sch. Dist. (Putters), Ser.
             2007-1517B, (PSF Insured), 1.63%, due 7/3/08                  2,965(n)(u)(oo)
      4,690  Eclipse Funding Trust (Solar Eclipse-Houston
             Independent Sch.), Ser. 2006-0019, (FSA Insured),
             1.57%, due 7/3/08                                             4,690(n)(u)(uu)
      3,750  El Paso Co. Hosp. Dist. (Putters), Ser. 2008-2747,
             (LOC: JP Morgan Chase), 1.63%, due 7/3/08                     3,750(u)
     14,200  Harris Co. Flood Ctrl. Dist., Ser. 2008 B, (LOC:
             Dexia Credit Locale de France), 1.50%, due 7/3/08            14,200(u)
      6,480  Harris Co. Hlth. Fac. Dev. Corp. Rev. (Putters), Ser.
             2005-1018, (LOC: JP Morgan Chase), 1.60%, due 7/3/08          6,480(u)
      5,000  Harris Co. Hlth. Facs. Dev. Corp. Hosp. Rev. (Baylor
             College Medicine), Ser. 2008-B, (LOC: Northern Trust
             Co.), 1.50%, due 7/2/08                                       5,000(u)(B)
      9,000  Harris Co. Hlth. Facs. Dev. Corp. Hosp. Rev.
             (Methodist Hosp. Sys.), Ser. 2008-A1, 1.70%, due
             7/1/08                                                        9,000(u)(B)
      3,925  Houston G.O., Ser. 2007-11289, (MBIA Insured), 1.82%,
             due 7/3/08                                                    3,925(u)(h)

                                                                      JUNE 30, 2008


SCHEDULE OF INVESTMENTS Tax-Exempt Master Series cont'd
-------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                         VALUE(tt)
(000's omitted)            SECURITY (@@)                             (000's omitted)

  $   7,680  Houston Utils. Sys. Rev. (Floaters), Ser. 2008-2343,
             (MBIA Insured), 1.75%, due 7/3/08                        $    7,680(u)(s)
      8,915  Laredo G.O. (Putters), Ser. 2008-2993, (LOC: JP
             Morgan Chase), 1.63%, due 7/3/08                              8,915(u)
      9,935  McKinney Independent Sch. Dist. (Floaters), Ser.
             2006-26TP, (PSF Insured), 1.58%, due 7/3/08                   9,935(u)(x)
     13,640  Munitops II Trust, Ser. 2007-63, (PSF Insured),
             1.60%, due 7/3/08                                            13,640(u)(c)
      3,560  Northside Independent Sch. Dist. (Putters), Ser.
             2008-2918Z, (PSF Insured), 1.63%, due 7/3/08                  3,560(u)(oo)
      6,155  Pflugerville Independent Sch. Dist. (Merlots), Ser.
             2008-D41, (PSF Insured), 1.61%, due 7/2/08                    6,155(u)(v)
      8,190  Puttable Floating Option Tax Exempt Receipts
             (Floaters) (Lampasasa), Ser. 2007-4309, (PSF
             Insured), 1.55%, due 7/3/08                                   8,190(u)(r)
      7,355  Red River Ed. Fin. Rev. (Parish Day Sch. Proj.), Ser.
             2001 A, (LOC: Allied Irish Bank), 1.60%, due 7/2/08           7,355(u)(B)
      3,085  Richardson Independent Sch. Dist. (Merlots), Ser.
             2008-D209, (PSF Insured), 1.86%, due 7/2/08                   3,085(u)(v)
     84,570  Texas Muni. Gas Acquisition & Supply Corp. I Gas
             Supply Rev. (Floaters), Ser. 2007-2132, (LOC: Morgan
             Stanley), 1.75%, due 7/3/08                                  84,570(u)
     20,525  Texas Muni. Gas Acquisition & Supply Corp. II Gas
             Supply Rev., Ser. 2007-10014, (LOC: Dexia Credit
             Locale de France), 1.62%, due 7/3/08                         20,525(u)
      6,260  Tyler Hlth. Fac. Dev. Corp. Hosp. Rev. (East Texas
             Med. Ctr.), Ser. 1997-D, (FSA Insured), 5.38%, due
             11/1/27 Pre-Refunded 2/16/09                                  6,554
                                                                      ----------
                                                                         307,469

UTAH (1.8%)
      5,765  BB&T Muni. Trust Var. St. (Floaters), Ser. 2008-27,
             (LOC: Branch Banking & Trust Co.), 1.55%, due 7/3/08          5,765(u)
      2,785  Lehi Elec. Utils. Rev., Ser. 2005, (FSA Insured),
             1.68%, due 7/2/08                                             2,785(u)(l)
     12,000  Riverton Hosp. Rev. (Putters), Ser. 2007-1762, (LOC:
             JP Morgan Chase), 1.60%, due 7/3/08                          12,000(u)
      5,500  Salt Lake Valley Fire Svc. Area TRANS, Ser. 2008,
             3.75%, due 12/30/08                                           5,520
      7,000  Utah Wtr. Fin. Agcy. Rev., Ser. 2008-B, (LOC: JP
             Morgan Chase), 1.65%, due 7/2/08                              7,000(u)
     15,000  Utah Wtr. Fin. Agcy. Rev., Ser. 2008-B2, (LOC: JP
             Morgan Chase), 1.65%, due 7/3/08                             15,000(u)
                                                                      ----------
                                                                          48,070

VERMONT (0.0%)
        195  Vermont Ed. & Hlth. Bldg. Fin. Agcy. Rev.
             (Northeastern Hosp.), Ser. 2004-A, (LOC: TD Banknorth
             N.A.), 2.10%, due 7/1/08                                        195(u)(B)

VIRGINIA (1.3%)
      7,500  ABN Amro Munitops. Cert. Trust Rev., Ser. 2005-48,
             (LOC: Bank of America), 1.59%, due 7/3/08                     7,500(n)(u)
      7,580  BB&T Muni. Trust Var. St. (Floaters), Ser. 2008-30,
             (LOC: Branch Banking & Trust Co.), 1.55%, due 7/3/08          7,580(u)
     14,000  BB&T Muni. Trust Var. St. (Floaters), Ser. 2008-1015,
             (LOC: Branch Banking & Trust Co.), 1.63%, due 7/3/08         14,000(u)
      2,775  BB&T Muni. Trust Var. St. (Floaters), Ser. 2008-1018,
             (LOC: Branch Banking & Trust Co.), 1.63%, due 7/3/08          2,775(u)
      4,000  Univ. of Virginia Univ. Rev. (Putters), Ser.
             2008-2876, (LOC: JP Morgan Chase), 1.60%, due 7/3/08          4,000(u)
                                                                      ----------
                                                                          35,855

WASHINGTON (4.1%)
      4,095  Clark Co. Pub. Utils. Dist. Number 001 Generating
             Sys. Rev. (Merlots), Ser. 2001-A122, (FSA Insured),
             1.76%, due 7/2/08                                             4,095(u)(v)
      3,750  DFA Muni Trust Var. St. (Floaters), Ser. 2007-3003,
             (FSA Insured), 1.62%, due 7/3/08                              3,750(u)(j)
     10,920  Eclipse Funding Trust Var. St. (Solar
             Eclipse-Port-Seattle), Ser. 2006-0063, (MBIA
             Insured), 1.56%, due 7/3/08                                  10,920(u)(uu)

                                                                      JUNE 30, 2008


SCHEDULE OF INVESTMENTS Tax-Exempt Master Series cont'd
-------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                         VALUE(tt)
(000's omitted)            SECURITY (@@)                             (000's omitted)
  $   3,390  Eclipse Funding Trust Var. St. (Solar-Eclipse), Ser.
             2007-0106, (MBIA Insured), 1.58%, due 7/3/08             $    3,390(u)(uu)
      4,700  Everett Pub. Fac. Dist. Proj. Rev., Ser. 2007, (LOC:
             Dexia Credit Locale de France), 2.43%, due 7/1/08             4,700(u)
      4,622  King Co. Swr. Rev. (Floaters), Ser. 2005-1091, (FSA
             Insured), 1.65%, due 7/3/08                                   4,622(u)(s)
     29,525  King Co. Swr. Rev. (Merlots), Ser. 2000-E, (FGIC
             Insured), 1.61%, due 7/2/08                                  29,525(u)(v)
     23,610  Pierce Co. Sch. Dist. Number 010 Tacoma (Putters),
             Ser. 2007-1803, (FGIC Insured), 1.75%, due 7/3/08            23,610(u)(oo)
      2,900  Washington St. G.O., Ser. 2008-11308, (LOC: Citibank
             N.A.), 1.57%, due 7/3/08                                      2,900(n)(u)
     17,000  Washington St. Hlth. Care Fac. Au. Rev. (Swedish
             Hlth. Svcs.), Ser. 2006, (LOC: Citibank, N.A.),
             1.66%, due 7/2/08                                            17,000(u)(B)
      2,920  Washington St. Hsg. Fin. Commission Non-Profit Rev.
             (Annie Wright School), Ser. 2002, (LOC: Bank of
             America), 2.40%, due 7/1/08                                   2,920(u)(B)
      2,925  Washington St. Hsg. Fin. Commission Non-Profit Rev.
             (Tacoma Art Museum Proj.), Ser. 2002, (LOC: Northern
             Trust Co.), 2.43%, due 7/1/08                                 2,925(u)(B)
                                                                      ----------
                                                                         110,357

WEST VIRGINIA (0.4%)
      9,275  Eclipse Funding Trust Var. St. (Solar Eclipse-West
             Virginia St. Wtr.), Ser. 2006-0127, (FSA Insured),
             1.56%, due 7/3/08                                             9,275(u)(uu)

WISCONSIN (4.5%)
      2,660  Berlin RANS, Ser. 2008, 2.45%, due 12/1/08                    2,660
     19,300  Eclipse Funding Trust Var. St. (Solar
             Eclipse-Wisconsin St.), Ser. 2007-0004, (FSA
             Insured), 1.58%, due 7/3/08                                  19,300(u)(uu)
        300  Milwaukee Redev. Au. Rev. (Montessori Society), Ser.
             2001, (LOC: U.S. Bank), 2.50%, due 7/1/08                       300(u)(B)
     15,980  Puttable Floating Option Tax Exempt Receipts
             (Floaters), Ser. 2007-4391, (LOC: Dexia Credit Locale
             de France), 1.61%, due 7/3/08                                15,980(u)
      7,500  Walworth Co. Metro. Swr. Dist., Ser. 2008, 2.65%, due
             4/1/09                                                        7,511
     10,305  Wisconsin Pub. Pwr. Inc. Sys. Pwr. Supply Sys. Rev.
             (Putters), Ser. 2006-1232, (AMBAC Insured), 1.63%,
             due 7/3/08                                                   10,305(u)(oo)
        500  Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Alverno
             College Proj.), Ser. 1997, (LOC: Allied Irish Bank),
             2.43%, due 7/1/08                                               500(u)(B)
     11,200  Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Aurora Hlth.
             Care), Ser. 2006-C, (LOC: Marshall & Ilsley), 2.40%,
             due 7/1/08                                                   11,200(u)(B)
     10,000  Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Bay Area
             Med. Ctr., Inc.), Ser. 2008, (LOC: Marshall &
             Ilsley), 2.43%, due 7/1/08                                   10,000(u)(B)
      3,915  Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Blood Ctr.),
             Ser. 1994-A, (LOC: Marshall & Ilsley), 1.56%, due
             7/2/08                                                        3,915(u)(B)
      3,145  Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Concordia
             Univ. of Wisconsin, Inc. Proj.), Ser. 2006, (LOC:
             Marshall & Ilsley), 1.94%, due 7/3/08                         3,145(u)(B)
      3,145  Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Edgewood
             College), Ser. 2006, (LOC: U.S. Bank), 2.43%, due
             7/1/08                                                        3,145(u)(B)
        195  Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Fort
             Healthcare, Inc.), Ser. 2007-A, (LOC: JP Morgan
             Chase), 2.43%, due 7/1/08                                       195(u)(B)
     15,770  Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Gundersen
             Lutheran), Ser. 2000-B, (FSA Insured), 2.45%, due
             7/1/08                                                       15,770(u)(B)(l)
      7,500  Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Gundersen
             Lutheran), Ser. 2008-B, (LOC: Wells Fargo Bank &
             Trust Co.), 1.53%, due 7/3/08                                 7,500(u)(B)
      1,400  Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Lutheran
             College Proj.), Ser. 2003, (LOC: U.S. Bank), 2.43%,
             due 7/1/08                                                    1,400(u)(B)
        935  Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Riverview
             Hosp. Assoc.), Ser. 2001, (LOC: U.S. Bank), 2.43%,
             due 7/1/08                                                      935(u)(B)

                                                                      JUNE 30, 2008


SCHEDULE OF INVESTMENTS Tax-Exempt Master Series cont'd
-------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                         VALUE(tt)
(000's omitted)            SECURITY (@@)                             (000's omitted)
  $   7,495  Wisconsin St. Hsg. & Econ. Dev. Au. Hsg. Rev., Ser.
             2007-B, (LOC: Bank of America), 1.80%, due 7/3/08        $    7,495(u)
                                                                      ----------
                                                                         121,256

             TOTAL INVESTMENTS (102.4%)                                2,752,665

             Liabilities, less cash, receivables and other assets
             [(2.4%)]                                                    (64,211)

             TOTAL NET ASSETS (100.0%)                                $2,688,454


                                                                                            JUNE 30, 2008

SCHEDULE OF INVESTMENTS Municipal Master Series
-----------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT             SECURITY (@@)                                                   VALUE(tt)
(000's omitted)                                                                          (000's omitted)
ALABAMA (0.2%)
   $            988  Birmingham Pub. Park & Rec. Board Rev., Ser. 1997, (LOC: Regions
                     Bank), 1.70%, due 7/3/08                                             $        988(u)(B)

ARIZONA (0.3%)
              1,365  Coconino Co. Ind. Dev. Au. IDR (Scuff Steel Proj.), Ser. 2007,
                     (LOC: Wells Fargo Bank & Trust Co.), 1.65%, due 7/3/08                      1,365(u)(B)

CALIFORNIA (3.0%)
              4,000  California Statewide CDA Multi-Family Hsg. Rev., Ser. 2007-836CE,
                     (LOC: Citigroup Global Markets), 1.67%, due 7/3/08                          4,000(u)
              9,000  Contra Costa Co. Multi-Family Hsg. Rev. (Pleasant Hill BART
                     Transit), Ser. 2006-A, (LOC: Calyon Bank), 3.65%, due 4/15/46
                     Putable 8/1/08                                                              9,000(B)
                                                                                          ------------
                                                                                                13,000

COLORADO (2.4%)
              1,000  Central Platte Valley Metro. Dist., Ser. 2006, (LOC: BNP
                     Paribas), 3.50%, due 12/1/36 Putable 12/1/08                                1,000
              2,225  Colorado Hsg. & Fin. Au. Econ. Dev. Rev. (Kapteyn-Murnane Labs,
                     Inc.), Ser. 2007, (LOC: Wells Fargo Bank & Trust Co.), 1.75%, due
                     7/3/08                                                                      2,225(u)(B)
              1,990  El Paso Co. Single Family Mtge. Rev. (Merlots), Ser. 2007-C44,
                     (LOC: Government National Mortgage Association), 1.96%, due
                     7/2/08                                                                      1,990(u)
              5,000  Federal Home Loan Mortgage Corp., Ser. 2008-M015, Class A, (LOC:
                     Freddie Mac), 1.70%, due 7/3/08                                             5,000(u)
                                                                                          ------------
                                                                                                10,215

DELAWARE (0.1%)
                450  Delaware St. Econ. Dev. Au. Multi-Family Rev. (Sch. House Proj.),
                     Ser. 1985, (LOC: HSBC Bank N.A.), 1.70%, due 7/2/08                           450(u)

FLORIDA (7.9%)
              7,000  Brevard Co. IDR (Pivotal Utility Holding, Inc. Proj.), Ser. 2005,
                     (LOC: Wells Fargo Bank & Trust Co.), 1.68%, due 7/2/08                      7,000(u)
              3,250  Florida Dev. Fin. Corp. IDR (4504 30th Street West LLC Proj.),
                     Ser. 2007, (LOC: Branch Banking & Trust Co.), 1.71%, due 7/3/08             3,250(u)(B)
              2,790  Jacksonville Econ. Dev. Commission Spec. Fac. Arpt. Rev. (Holland
                     Aviation Group), Ser. 2008-B, (LOC: SunTrust Bank), 1.73%, due
                     7/3/08                                                                      2,790(u)(B)
              4,555  Jacksonville Econ. Dev. Commission Spec. Fac. Arpt. Rev. (Holland
                     Sheltair), Ser. 2005-B, (LOC: SunTrust Bank), 1.73%, due 7/3/08             4,555(u)
                  1  Miami-Dade Co. Aviation Rev., Ser. 2007-E, (FSA Insured), 1.64%,
                     due 7/3/08                                                                      1(u)(d)
                910  Ocean Hwy. & Port Au. Rev., Ser. 1990, (LOC: Wachovia Bank &
                     Trust Co.), 2.05%, due 7/2/08                                                 910(u)
                685  Orange Co. Hsg. Fin. Au. Multi-Family Rev., Ser. 2000-E, (LOC:
                     Bank of America), 1.75%, due 7/2/08                                           685(u)(B)
              1,090  Orange Co. Hsg. Fin. Au. Multi-Family Rev. (Putters), Ser.
                     2005-1179, (LOC: JP Morgan Chase), 1.80%, due 7/3/08                        1,090(u)
              3,200  Pinellas Co. Ind. Dev. Au. Rev. (DGT Mgmt/Work Tools), Ser. 2007,
                     (LOC: RBC Centura Bank), 1.65%, due 7/2/08                                  3,200(u)(B)
             10,479  RBC Muni. Prod., Inc. Trust Var. Sts., Ser. 2008-E2, (LOC: Royal
                     Bank of Canada), 1.70%, due 7/3/08                                         10,479(u)
                150  Sarasota Co. Pub. Hosp. Dist. Rev. (Sarasota Mem. Hosp. Proj.),
                     Ser. 2007-A, (MBIA Insured), 9.00%, due 7/1/08                                150(u)(v)
                                                                                          ------------
                                                                                                34,110

GEORGIA (3.7%)
              1,800  Atlanta Urban Residential Fin. Au. Multi-Family Hsg. Rev.
                     (Capitol Gateway Apts.), Ser. 2005, (LOC: Bank of America),
                     1.64%, due 7/3/08                                                           1,800(u)(B)



                                                                                                                 JUNE 30, 2008

SCHEDULE OF INVESTMENTS Municipal Master Series cont'd
------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT             SECURITY (@@)                                                   VALUE(tt)
(000's omitted)                                                                          (000's omitted)
   $            790  Canton Hsg. Au. Multi-Family Rev. (Canton Mill Lofts Proj.), Ser.
                     1999, (LOC: Branch Banking & Trust Co.), 1.71%, due 7/3/08           $        790(u)(B)
              3,660  Carroll Co. Dev. Au. Rev. (Royal Metal Prod., Inc. Proj.), Ser.
                     2007, (LOC: Branch Banking & Trust Co.), 1.71%, due 7/3/08                  3,660(u)(B)
                850  Douglas Co. Dev. Au. IDR (Whirlwind Steel Bldgs.), Ser. 1997,
                     (LOC: JP Morgan Chase), 3.55%, due 7/3/08                                     850(u)
              3,100  Georgia St. Hsg. & Fin. Au. Rev. (Merlots), Ser. 2006 B11, (LOC:
                     Wachovia Bank & Trust Co.), 1.96%, due 7/2/08                               3,100(u)
              2,405  Gordon Co. Dev. Au. IDR (Nance Carpet & Rug, Inc. Proj.), Ser.
                     2006, (LOC: Branch Banking & Trust Co.), 1.71%, due 7/3/08                  2,405(u)(B)
                955  Gwinnett Co. Dev. Au. IDR (Color Image, Inc. Proj.), Ser. 1999,
                     (LOC: Branch Banking & Trust Co.), 1.71%, due 7/3/08                          955(u)(B)
              2,250  Jasper Co. Dev. Au. IDR (PermaTherm, Inc. Proj.), Ser. 2007,
                     (LOC: Branch Banking & Trust Co.), 1.71%, due 7/3/08                        2,250(u)(B)
                                                                                          ------------
                                                                                                15,810

ILLINOIS (8.2%)
              2,895  Aurora Single Family Mtge. Rev. (Merlots), Ser. 2007-C55, (LOC:
                     Government National Mortgage Association), 1.96%, due 7/2/08                2,895(u)(d)
              4,500  Chicago Enterprise Zone Rev. (J & A LLC Proj.), Ser. 2002, (LOC:
                     Charter One Bank), 1.71%, due 7/3/08                                        4,500(u)
              3,435  Chicago IDR (Evans Food Prod. Co. Proj.), Ser. 1998, (LOC:
                     LaSalle Bank), 1.70%, due 7/3/08                                            3,435(u)
                300  Chicago Single Family Mtge. Rev., Ser. 2007-10218, (LOC:
                     Government National Mortgage Association), 1.63%, due 7/3/08                  300(u)(i)
              1,400  Elgin IDR (Bailey Dev. LLC Proj.), Ser. 1996-A, (LOC: LaSalle
                     Bank), 1.70%, due 7/3/08                                                    1,400(u)(B)
              1,400  Elmhurst IDR (Randall Mfg. Prod. Proj.), Ser. 2002, (LOC: LaSalle
                     Bank), 1.75%, due 7/3/08                                                    1,400(u)(B)
              2,070  Illinois Dev. Fin. Au. IDR (Cloverhill Pastry Vendor), Ser. 1993,
                     (LOC: JP Morgan Chase), 1.84%, due 7/2/08                                   2,070(u)(B)
                700  Illinois Dev. Fin. Au. IDR (Florence Corp. Proj.), Ser. 1997,
                     (LOC: Bank One), 3.55%, due 7/3/08                                            700(u)(B)
                830  Illinois Dev. Fin. Au. IDR (JVM LLC Proj.), Ser. 2001, (LOC:
                     Fifth Third Bank), 1.70%, due 7/3/08                                          830(u)(B)
              4,570  Illinois Dev. Fin. Au. IDR (Trim-Rite Food Corp. Proj.), Ser.
                     2000, (LOC: Fifth Third Bank), 1.70%, due 7/4/08                            4,570(u)(B)
                650  Illinois Dev. Fin. Au. Rev. (American Academy), Ser. 2001, (LOC:
                     Bank One), 1.80%, due 7/3/08                                                  650(u)(B)
                500  Illinois Fin. Au. IDR (E Kinast Proj.), Ser. 2005-A, (LOC: JP
                     Morgan Chase), 2.53%, due 7/3/08                                              500(u)(B)
              3,400  Illinois Fin. Au. IDR (Injection Plastic Corp.), Ser. 2006-A,
                     (LOC: Wachovia Bank & Trust Co.), 1.67%, due 7/2/08                         3,400(u)(B)
              1,000  Illinois Fin. Au. IDR (Meyer Ind. LLC Proj.), Ser. 2006, (LOC:
                     Fifth Third Bank), 1.70%, due 7/3/08                                        1,000(u)(B)
                930  Illinois Fin. Au. IDR (Transparent Container Proj.), Ser. 2004,
                     (LOC: Bank One), 2.05%, due 7/3/08                                            930(u)(B)
              4,075  Lake Co. Multi-Family Hsg. Rev. (Rosewood Apt. Proj.), Ser. 2004,
                     (LOC: Freddie Mac), 1.70%, due 7/3/08                                       4,075(u)(B)
              3,000  Southwestern Illinois Dev. Au. Rev. (Arizon Co., Inc. Proj.),
                     Ser. 2007, (LOC: Marshall & Ilsley), 1.73%, due 7/3/08                      3,000(u)(B)
                                                                                          ------------
                                                                                                35,655

INDIANA (4.2%)
                500  Hammond Econ. Dev. Rev. (A.M. Castle & Co. Proj.), Ser. 1994,
                     (LOC: Bank of America), 2.55%, due 7/3/08                                     500(u)(B)
              5,210  Indianapolis Local Pub. Imp. Bond Bank, Ser. 2003-A, (AMBAC
                     Insured), 1.62%, due 7/3/08                                                 5,210(u)(l)
              4,515  Jeffersonville Econ. Dev. Rev. (Eagle Steel Prods., Inc. Proj.),
                     Ser. 2007, (LOC: Fifth Third Bank), 1.70%, due 7/4/08                       4,515(u)(B)
                890  Kendallville Econ. Dev. Rev. (Metal Shred Ind. Proj.), Ser. 2006,
                     (LOC: Fifth Third Bank), 1.70%, due 7/4/08                                    890(u)(B)


                                                                                                                 JUNE 30, 2008

SCHEDULE OF INVESTMENTS Municipal Master Series cont'd
------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT             SECURITY (@@)                                                   VALUE(tt)
(000's omitted)                                                                          (000's omitted)
   $          2,140  Kokomo Econ. Dev. Rev. (Village Comm. Partners IV Proj.), Ser.
                     1995, (LOC: Federal Home Loan Bank), 1.71%, due 7/3/08               $      2,140(u)(B)
              2,600  La Porte Co. Econ. Dev. Rev. (Van Air Proj.), Ser. 2007, (LOC:
                     LaSalle Bank), 1.75%, due 7/3/08                                            2,600(u)(B)
              1,080  Noblesville Econ. Dev. Rev. (Princeton Lakes Apts. Proj.), Ser.
                     2003-B, (LOC: Federal Home Loan Bank), 1.70%, due 7/3/08                    1,080(u)(B)
                740  Plymouth Econ. Dev. Rev. (Hillcrest Apts. Proj.), Ser. 1998-A,
                     (LOC: Federal Home Loan Bank), 1.79%, due 7/2/08                              740(u)(B)
                500  Tippecanoe Co. Econ. Dev. Ref. Rev. (Lafayette Venetian Blind),
                     Ser. 2004, (LOC: PNC Bank), 1.67%, due 7/3/08                                 500(u)(B)
                                                                                          ------------
                                                                                                18,175

IOWA (1.8%)
              5,235  Linn Co. IDR (Hwy. Equip. Co. Proj.), Ser. 2001, (LOC: Wells
                     Fargo Bank & Trust Co.), 1.70%, due 7/3/08                                  5,235(u)(B)
                500  Mason City IDR (SUPERVALU, Inc. Proj.), Ser. 1994, (LOC: Wachovia
                     Bank & Trust Co.), 1.65%, due 7/2/08                                          500(u)(B)
              2,215  Sergeant Bluff IDR (Sioux City Brick & Tile Proj.), Ser.1996,
                     (LOC: U.S. Bank), 3.55%, due 7/3/08                                         2,215(u)(B)
                                                                                          ------------
                                                                                                 7,950

KENTUCKY (3.6%)
                200  Bardstown Ind. Rev. (JAV Investment LLC Proj.), Ser. 2001, (LOC:
                     Bank One Michigan), 3.55%, due 7/3/08                                         200(u)(B)
              2,420  Boone Co. Ind. Bldg. Rev. (Benda-Lutz Corp. Proj.), Ser. 2005,
                     (LOC: Fifth Third Bank), 1.70%, due 7/4/08                                  2,420(u)(B)
              2,665  Fort Mitchell Ind. Bldg. Rev. (Grandview/Hemmer Proj.), Ser.
                     1986, (LOC: PNC Bank), 3.75%, due 8/1/08                                    2,665(u)
                315  Trimble Co. Econ. Dev. Rev. (Synthetic Materials Proj.), Ser.
                     2000, (LOC: Citizens Bank), 1.67%, due 7/3/08                                 315(u)(B)
             10,000  Warren Co. Ind. Bldg. Rev. (Pan-Oston Co. Proj.), Ser. 2007,
                     (LOC: JP Morgan Chase), 1.84%, due 7/3/08                                  10,000(u)(B)
                                                                                          ------------
                                                                                                15,600

LOUISIANA (2.3%)
              1,000  Calcasieu Parish Pub. Trust Au. Gulf Opportunity Zone Rev. (Delta
                     Equine Ctr. LLC Proj.), Ser. 2007, (LOC: Branch Banking & Trust
                     Co.), 1.71%, due 7/3/08                                                     1,000(u)(B)
              6,970  Louisiana HFA Single Family Mtge. Rev. (Floaters), Ser.
                     2006-1566, (LOC: Depfa Bank PLC), 1.70%, due 7/3/08                         6,970(u)(s)
              1,920  Louisiana Local Gov't Env. Facs. & Comm. Dev. Rev. (SRL Holdings
                     LLC Proj.), Ser. 2007, (LOC: Branch Banking & Trust Co.), 1.71%,
                     due 7/3/08                                                                  1,920(u)(B)
                                                                                          ------------
                                                                                                 9,890

MAINE (3.7%)
              9,500  Maine St. Hsg. Au. Mtge., Ser. 2007-F, 3.85%, due 11/15/34
                     Putable 9/22/08                                                             9,521
              6,000  Maine St. Hsg. Au. Mtge. Rev., Ser. 2005-D3, (LOC: State Street
                     Bank & Trust Co.), 1.75%, due 7/3/08                                        6,000(u)
                410  Westbrook Rev. (Corriveau-Routhier, Inc. Proj.), Ser. 1986, (LOC:
                     Fleet National Bank), 4.13%, due 12/15/08                                     410(u)(B)
                                                                                          ------------
                                                                                                15,931

MARYLAND (1.9%)
              6,500  Harford Co. Econ. Dev. Rev. (A. O. Smith Corp. Proj.), Ser. 1988,
                     (LOC: Comerica Bank), 3.00%, due 9/1/08                                     6,500(u)(B)
              1,570  Howard Co. IDR (Preston CT Ltd. Partnership), Ser. 1986, (LOC:
                     SunTrust Bank), 1.95%, due 7/1/08                                           1,570(u)(B)
                                                                                          ------------
                                                                                                 8,070

MASSACHUSETTS (2.5%)
              3,000  Cape Cod Reg. Transit Au. RANS, Ser. 2007, 4.00%, due 7/31/08               3,000


                                                                                                                 JUNE 30, 2008

SCHEDULE OF INVESTMENTS Municipal Master Series cont'd
------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT             SECURITY (@@)                                                   VALUE(tt)
(000's omitted)                                                                          (000's omitted)
   $          2,400  Greater Attleboro Taunton Reg. Transit Au. RANS, Ser. 2007,
                     4.00%, due 8/22/08                                                  $       2,400
              5,400  Massachusetts St. Spec. Oblig. Dedicated Tax Rev., Ser.
                     2005-3050, (FGIC Insured), 1.58%, due 7/3/08                                5,400(u)(bb)
                                                                                          ------------
                                                                                                10,800

MICHIGAN (2.2%)
              1,000  ABN Amro Munitops Cert. Trust Rev., Ser. 2004-2, (LOC: Government
                     National Mortgage Association), 1.70%, due 7/3/08                           1,000(u)(c)
              2,760  Genesee Co. Econ. Dev. Corp. Ltd. Oblig. Rev. (Cramer Inc.
                     Proj.), Ser. 2000 (LOC: Fifth Third Bank), 1.70%, due 7/3/08                2,760(u)(B)
              5,600  Michigan St. Hsg. Dev. Au. Ltd. Oblig. Multi-Family Hsg. Rev.
                     (Benton Harbor Proj.), Ser. 2006, (LOC: Fifth Third Bank), 4.35%,
                     due 6/1/41 Putable 7/1/08                                                   5,605(B)
                                                                                          ------------
                                                                                                 9,365

MINNESOTA (1.6%)
              1,555  Blaine IDR (SUPERVALU, Inc. Proj.), Ser. 1993, (LOC: Wachovia
                     Bank & Trust Co.), 1.65%, due 7/2/08                                        1,555(u)(B)
              2,415  Plymouth Multi-Family Hsg. Ref. Rev. (At the Lake Apts. Proj.),
                     Ser. 2004, (LOC: Freddie Mac), 1.65%, due 7/3/08                            2,415(u)(B)
                280  Roseville Private Sch. Fac. Rev. (Northwestern College Proj.),
                     Ser. 2002, (LOC: Marshall & Ilsley), 2.43%, due 7/1/08                        280(u)(B)
                500  Rush City IDR (Plastech Corp. Proj.), Ser. 1999, (LOC: U.S.
                     Bank), 1.79%, due 7/3/08                                                      500(u)
              1,300  St. Paul Hsg. & Redev. Au. Rev. (Goodwill/Easter Seals Proj.),
                     Ser. 2000, (LOC: U.S. Bank), 1.70%, due 7/3/08                              1,300(u)(B)
                605  Stillwater IDR (SUPERVALU, Inc. Proj.), Ser. 1994, (LOC: Wachovia
                     Bank & Trust Co.), 1.65%, due 7/2/08                                          605(u)(B)
                100  Woodbury Private Sch. Fac. Rev. (St. Ambrose Proj.), Ser. 1999,
                     (LOC: U.S. Bank), 1.70%, due 7/2/08                                           100(u)(B)
                                                                                          ------------
                                                                                                 6,755

MISSISSIPPI (2.5%)
             10,730  Mississippi Home Corp. Single Family Mtge. Rev. (Merlots), Ser.
                     2007-C60, (LOC: Government National Mortgage Association), 1.96%,
                     due 7/2/08                                                                 10,730(u)(d)

MISSOURI (7.0%)
              5,300  Bridgeton Ind. Dev. Au. Ind. Rev. (Stolze Printing Proj.), Ser.
                     2006, (LOC: Marshall & Ilsley), 1.68%, due 7/3/08                           5,300(u)(B)
              3,400  Cabool Ind. Dev. Au. IDR (Ameriduct Worldwide, Inc. Proj.), Ser.
                     2000, (Harris Trust & Savings Bank), 1.75%, due 7/3/08                      3,400(u)(B)
              1,000  Clayton Ind. Dev. Au. Ind. Ref. Rev. (Bailey Court Proj.), Ser.
                     1989, (LOC: Commerce Bank N.A.), 1.68%, due 7/3/08                          1,000(u)(B)
                300  Hannibal Ind. Dev. Au. Ind. Rev. (Buckhorn Rubber Prods. Proj.),
                     Ser. 1995, (LOC: JP Morgan Chase), 2.55%, due 7/3/08                          300(u)(B)
                295  Jefferson Co. Ind. Dev. Au. Ind. Rev. (GHF Holdings LLC Proj.),
                     Ser. 1994, (LOC: LaSalle Bank), 3.05%, due 7/3/08                             295(u)(B)
              4,000  Missouri St. Env. Imp. & Energy Res. Au. Env. Imp. Rev.
                     (UtiliCorp United, Inc. Proj.), Ser. 1993, (LOC: Citibank, N.A.),
                     3.55%, due 7/2/08                                                           4,000(u)(B)
              4,000  Springfield Ind. Dev. Au. Rev. (Edco Group, Inc. Proj.), Ser.
                     2007, (LOC: Marshall & Ilsley), 1.70%, due 7/3/08                           4,000(u)(B)
              5,340  St. Charles Co. Ind. Dev. Au. (Newco Enterprises Proj.), Ser.
                     2004-A (LOC: Marshall & Ilsley), 1.69%, due 7/3/08                          5,340(u)(B)
              6,815  St. Charles Co. Ind. Dev. Au. (Patriot Machine, Inc.), Ser. 2007,
                     (LOC: Marshall & Ilsley), 1.71%, due 7/3/08                                 6,815(u)(B)
                                                                                          ------------
                                                                                                30,450

MONTANA (0.5%)
              2,100  Cascade Co. Montana IDR (Montana Milling, Inc. Proj.), Ser. 2007,
                     (LOC: Wells Fargo Bank & Trust Co.), 1.75%, due 7/3/08                      2,100(u)(B)


                                                                                            JUNE 30, 2008

SCHEDULE OF INVESTMENTS Municipal Master Series cont'd
------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT             SECURITY (@@)                                                   VALUE(tt)
(000's omitted)                                                                          (000's omitted)
NEBRASKA (0.1%)
   $            600  Norfolk IDR Ref. (SUPERVALU, Inc. Proj.), Ser. 1994, (LOC:
                     Wachovia Bank & Trust Co.), 1.65%, due 7/2/08                       $         600(u)(B)

NEW HAMPSHIRE (0.2%)
              1,090  Manchester Hsg. Au. Multi-Family Rev. (Wall Street Tower), Ser.
                     1990-B, (LOC: PNC Bank), 1.80%, due 7/3/08                                  1,090(u)

NEW JERSEY (0.1%)
                395  New Jersey Econ. Dev. Au. Econ. Dev. Rev. (Wearbest SIL-TEX Mills
                     Proj.), Ser. 2000, (LOC: Bank of New York), 1.70%, due 7/2/08                 395(u)(B)

NEW MEXICO (0.1%)
                225  Las Cruces IDR (Parkview Metal Prod. Proj.), Ser. 1997, (LOC:
                     American National Bank & Trust Co.), 3.55%, due 7/3/08                        225(u)(B)

NORTH CAROLINA (4.9%)
                935  Catawba Co. Ind. Fac. & Poll. Ctrl. Fin. Au. Rev. (HWS Co., Inc.
                     Proj.), Ser. 1997, (LOC: Branch Banking & Trust Co.), 1.71%, due
                     7/3/08                                                                        935(u)(B)
              1,450  Iredell Co. Ind. Fac. & Poll. Ctrl. Fin. Au. Ind. Rev. (Riley
                     Technologies Proj.), Ser. 2006, (LOC: Branch Banking & Trust
                     Co.), 1.71%, due 7/3/08                                                     1,450(u)(B)
              4,000  Lincoln Co. Ind. Fac. & Poll. Ctrl. Fin. Au. Rev. Ind. Dev. (Sabo
                     USA, Inc. Proj.), Ser. 2007, (LOC: LaSalle Bank), 1.71%, due
                     7/3/08                                                                      4,000(u)(B)
              1,675  North Carolina HFA, Ser. 2002, (LOC: Citibank, N.A.), 1.63%, due
                     7/3/08                                                                      1,675(u)
                  5  North Carolina St. Ports Au. Port Fac. Rev., Ser. 2006- A2, (LOC:
                     Bank of America), 1.70%, due 7/2/08                                             5(u)
              5,200  Raleigh Durham Arpt. Au. Arpt. Rev Ref., Ser. 2008-C, (LOC:
                     SunTrust Bank), 1.68%, due 7/3/08                                           5,200(u)
              8,000  Stanly Co. Ind. Fac. & Poll. Ctrl. Fin. Au. Rev. Ind. Dev.
                     (Chicago Tube Co.), Ser. 2008, (LOC: JP Morgan Chase), 2.05%, due
                     7/3/08                                                                      8,000(u)
                                                                                          ------------
                                                                                                21,265

NORTH DAKOTA (0.3%)
              1,500  Bismarck IDR Ref. (SUPERVALU, Inc. Proj.), Ser. 1995, (LOC:
                     Wachovia Bank & Trust Co.), 1.65%, due 7/2/08                               1,500(u)(B)

OHIO (2.5%)
              1,750  American Muni. Pwr. BANS (Montpelier Proj.), Ser. 2007, 3.95%,
                     due 7/3/08                                                                  1,750
              5,000  American Muni. Pwr. BANS (Prairie St. Proj.), Ser. 2008, 3.50%,
                     due 4/1/09                                                                  5,033
              1,475  Fairfield Co. Arpt. Impt. G.O. BANS, Ser. 2008, 3.75%, due
                     1/21/09                                                                     1,481
                115  Trumbull Co. IDR (UTD Steel Svc., Inc. Proj.), Ser. 2000, (LOC:
                     JP Morgan Chase), 3.00%, due 7/3/08                                           115(u)(B)
              1,445  Vandalia Land Acquisition G.O. BANS, Ser. 2007, 3.88%, due
                     8/22/08                                                                     1,445
              1,120  Warren Co. IDR (PAC Mfg. Proj.), Ser. 2000, (LOC: Bank of
                     America), 2.50%, due 7/1/08                                                 1,120(u)(B)
                                                                                          ------------
                                                                                                10,944

OKLAHOMA (0.7%)
              3,000  Optima Muni. Au. Ind. Rev. (Pac. Mfg. Proj.), Ser. 2000, (LOC:
                     SunTrust Bank), 1.73%, due 7/2/08                                           3,000(u)(B)

OREGON (0.2%)
                705  Marion Co. Hsg. Au. Rev. (Residence at Marian), Ser. 1997, (LOC:
                     U.S. Bank), 1.75%, due 7/3/08                                                 705(u)(B)

PENNSYLVANIA (2.4%)
              3,200  Fayette Co. Ind. Dev. Au. IDR (Coastal Lumber Co. Proj.), Ser.
                     2006, (LOC: Branch Banking & Trust Co.), 1.71%, due 7/3/08                  3,200(u)(B)
              2,495  Lackawanna Co. Ind. Dev. Au. Rev. (Material Technology Proj.),
                     Ser. 2006, (LOC: Wachovia Bank & Trust Co.), 1.67%, due 7/3/08              2,495(u)(B)
              4,650  Montgomery Co. Ind. Dev. Au. Rev. (RAF Pennsburg Proj.), Ser.
                     2006-A, (LOC: Wachovia Bank & Trust Co.), 1.62%, due 7/3/08                 4,650(u)(B)
                                                                                          ------------
                                                                                                10,345


                                                                                            JUNE 30, 2008

SCHEDULE OF INVESTMENTS Municipal Master Series cont'd
------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT             SECURITY (@@)                                                   VALUE(tt)
(000's omitted)                                                                          (000's omitted)
RHODE ISLAND (0.2%)
   $            890  Rhode Island St. Ind. Fac. Corp. IDR (Precision Turned Components
                     Proj.), Ser. 2000, (LOC: Bank of America), 1.70%, due 7/2/08        $         890(u)(B)

SOUTH CAROLINA (1.4%)
              2,735  Jasper Co. Rev. BANS (Jasper Co. Sch.), Ser. 2008, 2.75%, due
                     2/12/09                                                                     2,742
              1,000  South Carolina Jobs Econ. Dev. Au. Econ. Dev. Rev. (Blue Ridge
                     Log Cabins LLC), Ser. 2007, (LOC: Branch Banking & Trust Co.),
                     1.71%, due 7/3/08                                                           1,000(u)(B)
              1,870  South Carolina Jobs Econ. Dev. Au. Econ. Dev. Rev. (DCS
                     Diversified Coating), Ser. 2002, (LOC: Branch Banking & Trust
                     Co.), 1.71%, due 7/3/08                                                     1,870(u)(B)
                355  South Carolina Jobs Econ. Dev. Au. Econ. Dev. Rev. (Mancor Ind.,
                     Inc. Proj.), Ser. 1999, (LOC: PNC Bank), 1.67%, due 7/3/08                    355(u)(B)
                                                                                          ------------
                                                                                                 5,967

SOUTH DAKOTA (0.1%)
                125  Watertown IDR (SUPERVALU, Inc. Proj.), Ser. 1994, (LOC: Wachovia
                     Bank & Trust Co.), 1.65%, due 7/2/08                                          125(u)(B)
                210  Watertown IDR Ref. (Ramkota, Inc. Proj.), Ser. 1993, (LOC: U.S.
                     Bank), 1.70%, due 7/3/08                                                      210(u)(B)
                                                                                          ------------
                                                                                                   335

TENNESSEE (2.8%)
              3,555  Franklin Co. IDB IDR (Zanini Proj.), Ser. 2005-B, (LOC: Regions
                     Bank), 1.80%, due 7/3/08                                                    3,555(u)(B)
              2,195  Morgan Keegan Muni. Prod., Inc. Var. Sts. Trust Receipts, Ser.
                     2007-F, (LOC: BNP Paribas), 2.00%, due 7/3/08                               2,195(u)
              2,110  Rutherford Co. IDB IDR (Tenn. Farmers Coop. Proj.), Ser. 1999,
                     (LOC: Regions Bank), 1.70%, due 7/3/08                                      2,110(u)(B)
              3,200  Shelby Co. Hlth., Ed. & Hsg. Fac. Board Multi-Family Hsg. Rev.
                     (Lexington), Ser. 2005-A, (LOC: Fannie Mae), 1.75%, due 7/3/08              3,200(u)
                300  Stewart Co. IDB Rev. (Synthetic Materials Proj.), Ser. 1999-A,
                     (LOC: Citizens Bank), 1.67%, due 7/3/08                                       300(u)(B)
                730  Stewart Co. IDB Rev. (Synthetic Materials Proj.), Ser. 1999-C,
                     (LOC: Citizens Bank), 1.67%, due 7/3/08                                       730(u)(B)
                                                                                          ------------
                                                                                                12,090

TEXAS (8.6%)
                315  Bell Co. Hlth. Fac. Dev. Corp. Rev. (Hlth. Fac. Baptist Care,
                     Inc.), Ser. 1998, (LOC: Broadway National Bank), 2.30%, due
                     7/3/08                                                                        315(u)(B)(g)
             10,000  Brazos River Harbor Navigation Dist. Brazoria Co. Rev. (BASF
                     Corp. Proj.), Ser. 2001, 2.10%, due 7/2/08                                 10,000(u)(B)
              1,400  Haltom City Ind. Dev. Corp. Rev. (Molded Prod. Co. Proj.), Ser.
                     1995, (LOC: Bank of America), 1.70%, due 7/2/08                             1,400(u)(B)
              4,200  McAllen Ind. Dev. Au. Rev. (Ridge Sharyland), Ser. 2000, 4.20%,
                     due 7/3/08                                                                  4,200(u)
              5,455  Permian Basin Reg. Hsg. Fin. Corp. Single Family Mtge. Rev., Ser.
                     2006-A2, (LOC: Government National Mortgage Association), 2.40%,
                     due 1/1/38 Putable 8/1/08                                                   5,455
              2,500  San Antonio Elec. & Gas Rev. (Merlots), Ser. 2008-D167, (LOC:
                     Wachovia Bank & Trust Co.), 1.71%, due 7/2/08                               2,500(u)
              5,500  Texas Muni. Gas Acquisition & Supply Corp. I Gas Supply Rev.
                     (Floaters), Ser. 2007-2132, (LOC: Morgan Stanley), 1.75%, due
                     7/3/08                                                                      5,500(u)
              7,935  Victory St. Pub. Fac. Corp. Multi-Family Rev., Ser. 2007-832CE,
                     (LOC: Citigroup Global Markets), 1.71%, due 7/3/08                          7,935(u)
                                                                                          ------------
                                                                                                37,305

VERMONT (2.4%)
              6,000  Vermont HFA Multi. Purp. Notes, Ser. 2007-D, (LOC: Calyon Bank),
                     3.85%, due 9/25/08                                                          6,000
              4,210  Vermont HFA Single Family (Putters), Ser. 2006-1554, (FSA
                     Insured), 1.83%, due 7/3/08                                                 4,210(u)(oo)
                                                                                          ------------
                                                                                                10,210


                                                                                            JUNE 30, 2008

SCHEDULE OF INVESTMENTS Municipal Master Series cont'd
------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT             SECURITY (@@)                                                   VALUE(tt)
(000's omitted)                                                                          (000's omitted)
VIRGINIA (1.7%)
   $          2,500  Amherst Co. Econ. Dev. Au. IDR (Englands Stove Works Proj.), Ser.
                     2007, (LOC: Branch Banking & Trust Co.), 1.71%, due 7/3/08          $       2,500(u)(B)
              2,210  Southampton Co. Ind. Dev. Au. Rev. (Feridies Proj.), Ser. 2006,
                     (LOC: Branch Banking & Trust Co.), 1.71%, due 7/3/08                        2,210(u)(B)
              1,250  Virginia St. Hsg. Dev. Au. Commonwealth Mtge., Ser. 2006-D1,
                     4.00%, due 1/1/09                                                           1,253
              1,585  Virginia St. Hsg. Dev. Au. Commonwealth Mtge. (Merlots), Ser.
                     2006-C07, (LOC: Bank of New York), 1.96%, due 7/2/08                        1,585(u)
                                                                                          ------------
                                                                                                 7,548

WASHINGTON (4.9%)
              9,420  Port of Seattle Rev. (Merlots), Ser. 2007-C113, (FSA Insured),
                     1.86%, due 7/2/08                                                           9,420(u)(d)
              4,500  Seattle Hsg. Au. Rev. (High Point Proj. Phase II), Ser. 2007,
                     (LOC: KeyBank), 1.76%, due 7/3/08                                           4,500(u)(B)
              7,395  Washington St. Hsg. Fin. Commission Multi-Family Hsg. Rev., Ser.
                     2007-10003CE, (LOC: Citigroup Global Markets), 1.71%, due 7/3/08            7,395(u)
                                                                                          ------------
                                                                                                21,315

WEST VIRGINIA (0.7%)
              3,075  West Virginia Econ. Dev. Au. Solid Waste Disp. Fac. Rev. Ref.
                     (Appalachian Pwr.), Ser. 2008-B, (LOC: JP Morgan Chase), 1.68%,
                     due 7/3/08                                                                  3,075(u)(B)

WISCONSIN (3.8%)
              2,000  Antigo Unified Sch. Dist. TRANS, Ser. 2007, 3.60%, due 10/30/08             2,000
                425  Elkhorn IDR (Lanco Precision Plus Proj.), Ser. 1999, (LOC: Bank
                     One), 3.55%, due 7/2/08                                                       425(u)(B)
              1,800  Superior IDR (Amsoil, Inc. Proj.), Ser. 2007, (LOC: Wells Fargo
                     Bank & Trust Co.), 1.65%, due 7/3/08                                        1,800(u)(B)
              2,850  Wisconsin Hsg. & Econ. Dev. Au. Hsg. Rev., Ser. 2008-B, (LOC: JP
                     Morgan Chase), 2.55%, due 7/3/08                                            2,850(u)
              4,260  Wisconsin Hsg. & Econ. Dev. Au. Multi-Family Hsg., Ser. 2007-A,
                     (LOC: Depfa Bank PLC), 1.99%, due 7/3/08                                    4,260(u)
              5,070  Wisconsin Hsg. & Econ. Dev. Au. Multi-Family Hsg., Ser. 2007-C,
                     (LOC: Depfa Bank PLC), 1.99%, due 7/3/08                                    5,070(u)(B)
                                                                                          ------------
                                                                                                16,405

WYOMING (1.1%)
              4,980  Campbell Co. IDR, Ser. 2007, (LOC: Royal Bank of Canada), 3.65%,
                     due 11/1/37 Putable 11/28/08                                                4,980(B)

                     TOTAL INVESTMENTS (98.8%)                                                 427,598

                     Cash, receivables and other assets, less liabilities (1.2%)                 5,313

                     TOTAL NET ASSETS (100.0%)                                                $432,911

                                                       JUNE 30, 2008 (UNAUDITED)



NOTES TO SCHEDULE OF INVESTMENTS Institutional Liquidity Trust
--------------------------------------------------------------


(tt) Investment securities are valued at amortized cost, which approximates U.S. federal income tax cost.

     The Master Series' adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of the Master Series' investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     o   Level 1 - quoted prices in active markets for identical investments
     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
     o Level 3 - significant unobservable inputs (including the Master Series' own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

     The following is a summary of the inputs used to value the Master Series' investments as of June 30, 2008 (000's omitted):

  MONEY MARKET MASTER SERIES:
                                                       INVESTMENTS IN
   VALUATION INPUTS                                        SECURITIES

    Level 1 - Quoted Prices                                       $ -
    Level 2 - Other Significant
    Observable Inputs                                       2,703,531
    Level 3 - Significant
    Unobservable Inputs                                             -
                                                 --------------------
     TOTAL                                                 $2,703,531
                                                 ====================

  PRIME MASTER SERIES:
                                                       INVESTMENTS IN
   VALUATION INPUTS                                        SECURITIES

    Level 1 - Quoted Prices                                       $ -
    Level 2 - Other Significant
    Observable Inputs                                       8,200,401
    Level 3 - Significant
    Unobservable Inputs                                             -
                                                  -------------------
     TOTAL                                                 $8,200,401
                                                  ===================


  TREASURY MASTER SERIES:
                                                       INVESTMENTS IN
   VALUATION INPUTS                                        SECURITIES

    Level 1 - Quoted Prices                                       $ -
    Level 2 - Other Significant
    Observable Inputs                                       3,604,851
    Level 3 - Significant
    Unobservable Inputs                                             -
                                                  -------------------
    TOTAL                                                  $3,604,851
                                                  ===================

For information on the Master Series' significant accounting policies, please refer to the Master Series' most recent financial statements.

                                                       JUNE 30, 2008 (UNAUDITED)

  GOVERNMENT MASTER SERIES:
                                                       INVESTMENTS IN
   VALUATION INPUTS                                        SECURITIES

    Level 1 - Quoted Prices                                       $ -
    Level 2 - Other Significant
    Observable Inputs                                       2,089,700
    Level 3 - Significant
    Unobservable Inputs                                             -
                                                  -------------------
    TOTAL                                                  $2,089,700
                                                  ===================


  GOVERNMENT RESERVES MASTER SERIES:
                                                       INVESTMENTS IN
   VALUATION INPUTS                                        SECURITIES

    Level 1 - Quoted Prices                                       $ -
    Level 2 - Other Significant
    Observable Inputs                                         691,147
    Level 3 - Significant
    Unobservable Inputs                                             -
                                                  -------------------
    TOTAL                                                    $691,147
                                                  ===================


  TAX-EXEMPT MASTER SERIES:
                                                       INVESTMENTS IN
   VALUATION INPUTS                                        SECURITIES

    Level 1 - Quoted Prices                                       $ -
    Level 2 - Other Significant
    Observable Inputs                                       2,752,665
    Level 3 - Significant
    Unobservable Inputs                                             -
                                                  -------------------
    TOTAL                                                  $2,752,665
                                                  ===================


  MUNICIPAL MASTER SERIES:
                                                       INVESTMENTS IN
   VALUATION INPUTS                                        SECURITIES

    Level 1 - Quoted Prices                                       $ -
    Level 2 - Other Significant
    Observable Inputs                                         427,598
    Level 3 - Significant
    Unobservable Inputs                                             -
                                                  -------------------
    TOTAL                                                   $427,598
                                                  ===================


(@@) Municipal securities held by Tax-Exempt Master Series and Municipal Master
     Series are within the two highest rating categories assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc. or Standard & Poor's or, where not rated, are determined by the master series' investment manager to be of comparable quality. Approximately 89.6% and 91.9% of the municipal securities held by Tax-Exempt Master Series and Municipal Master Series, respectively, have credit enhancement features backing them, which the funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the fund. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the funds the right to sell back the issue on the date specified.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At June 30, 2008, these securities amounted to approximately $1,640,385,000 or 60.6% of net assets for Money Market Master Series, approximately $3,614,165,000 or 44.0% of net assets for Prime Master Series and approximately $74,230,000 or 2.8% of net assets for Tax-Exempt Master Series.

For information on the Master Series' significant accounting policies, please refer to the Master Series' most recent financial statements.

                                                       JUNE 30, 2008 (UNAUDITED)

(B)  Security is guaranteed by the corporate or non-profit obligor.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of June 30, 2008.

(O) All or a portion of this security was purchased on a when-issued basis. At June 30, 2008, these securities amounted to $5,650,000 for Tax-Exempt Master Series.

(OO) All or a portion of this security is segregated as collateral for when-issued purchase commitments.

(b) Security is subject to a guarantee provided by Banco Santander, backing 100% of the total principal.

(c) Security is subject to a guarantee provided by Bank of America, backing 100% of the total principal.

(d) Security is subject to a guarantee provided by Bank of New York, backing 100% of the total principal.

(g) Security is subject to a guarantee provided by Chase Bank, backing 100% of the total principal.

(h) Security is subject to a guarantee provided by Citibank, N.A., backing 100% of the total principal.

(i) Security is subject to a guarantee provided by Citigroup Global Markets, backing 100% of the total principal.

(j) Security is subject to a guarantee provided by Depfa Bank PLC, backing 100% of the total principal.

(k) Security is subject to a guarantee provided by Deutsche Bank, backing 100% of the total principal.

(l) Security is subject to a guarantee provided by Dexia Credit Locale de France, backing 100% of the total principal.

(oo) Security is subject to a guarantee provided by JP Morgan Chase, backing 100% of the total principal.

(r) Security is subject to a guarantee provided by Merrill Lynch Capital Markets, backing 100% of the total principal.

(s) Security is subject to a guarantee provided by Morgan Stanley, backing 100% of the total principal.

(t) Security is subject to a guarantee provided by Societe Generale, backing 100% of the total principal.

(uu) Security is subject to a guarantee provided by U.S. Bank, backing 100% of the total principal.

(v) Security is subject to a guarantee provided by Wachovia Bank & Trust Co., backing 100% of the total principal.

(w) Security is subject to a guarantee provided by Wescorp Credit Union, backing 100% of the total principal.

(x) Security is subject to a guarantee provided by Wells Fargo Bank & Trust Co., backing 100% of the total principal.

(y) Security is subject to a guarantee provided by Svenska Hendelsbanken, backing 100% of the total principal.

(bb) Security is subject to a guarantee provided by Merrill Lynch Capital Markets and Transamerica International, backing 100% of the total principal.

For information on the Master Series' significant accounting policies, please refer to the Master Series' most recent financial statements.

TREASURY RESERVES PORTFOLIO

The fund was not operational and had no assets at the close of the reporting period.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lehman Brothers Institutional Liquidity Funds

By: /s/ Peter E. Sundman
    ---------------------
    Peter E. Sundman
    Chief Executive Officer

Date:  August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Peter E. Sundman
    ---------------------
    Peter E. Sundman
    Chief Executive Officer

Date:  August 22, 2008

By: /s/ John M. McGovern
    --------------------
    John M. McGovern
    Treasurer and Principal Financial
    and Accounting Officer

Date:  August 22, 2008